CULLEN HIGH DIVIDEND EQUITY FUND
CULLEN INTERNATIONAL HIGH DIVIDEND FUND
CULLEN SMALL CAP VALUE FUND
CULLEN VALUE FUND
CULLEN EMERGING MARKETS HIGH DIVIDEND FUND

CULLEN ENHANCED EQUITY INCOME FUND

	Retail Class	Class I	Class C	Class R1	Class R2

CULLEN HIGH DIVIDEND EQUITY FUND	CHDEX	CHDVX	CHVCX	CHDRX	CHDPX

CULLEN INTERNATIONAL HIGH DIVIDEND FUND	CIHDX	CIHIX	CIHCX	CIHRX	CIHPX

CULLEN SMALL CAP VALUE FUND	CUSRX	CUSIX	CUSCX	CUSSX*	CUSTX*

CULLEN VALUE FUND	CVLEX	CVLVX	CVLFX

CULLEN EMERGING MARKETS HIGH DIVIDEND FUND	CEMDX	CEMFX	CEMGX

CULLEN ENHANCED EQUITY INCOME FUND	ENHRX	ENHNX	ENHCX

PROSPECTUS

October 27, 2017

As amended November 6, 2017

The U.S. Securities and Exchange Commission (“SEC”) has not approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

* The offering of Cullen Small Cap Value Fund Class R1 shares and Class R2 shares has not yet commenced as of the date of this prospectus.

YOUR INVESTMENT

Summary Information

Cullen High Dividend Equity Fund

Investment Objective

The investment objective of the Cullen High Dividend Equity Fund (the “High Dividend Fund” or the “Fund”) is to seek long-term capital appreciation and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the High Dividend Fund.

Shareholder Fees (fees paid directly from your investment):

	Retail Class	Class C	Class I	Class R1	Class R2
Redemption Fee (as a percentage of amount
redeemed)[a]	2.00%	2.00%	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	Retail Class	Class C	Class I	Class R1	Class R2
Management Fee	1.00%	1.00%	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.00%	0.50%	0.25%
Other Expenses[b]	0.07%	0.07%	0.07%	0.32%	0.32%
Acquired Fund Fees & Expenses	0.00%	0.00%	0.00%	0.00%	0.00%
Total Annual Fund Operating Expenses[c]	1.32%	2.07%	1.07%	1.82%	1.57%
Less Expense Reduction/Reimbursement[d]	-0.32%	-0.32%	-0.32%	-0.32%	-0.32%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.00%	1.75%	0.75%	1.50%	1.25%

[a]	You will be charged a 2% redemption fee if you redeem or exchange shares of the High Dividend Fund within seven (7) days of purchase. The redemption fee is payable to the High Dividend Fund and is intended to benefit the remaining shareholders by reducing the cost of short term trading. The High Dividend Fund’s Transfer Agent charges a $15 wire redemption fee to shareholders who elect to redeem by wire transfer.

[b]	Other expenses, which include custodian, transfer agency, shareholder servicing plan fees and other customary fund expenses, are based on actual amounts from the High Dividend Fund’s statement of operations for its most recently completed fiscal year.

[c]	The Total Annual Fund Operating Expenses in the table above may not correlate to the ratio of expenses to average net assets as reported in the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the High Dividend Fund and does not include Acquired Fund Fees and Expenses.

[d]	Cullen Capital Management LLC (the “Adviser”) has contractually agreed to limit the Net Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses), interest, taxes and extraordinary expenses) to not more than 1.00% for Retail Class shares, 1.75% for Class C shares, 0.75% for Class I shares, 1.50% for Class R1 shares and 1.25% for Class R2 shares, through October 31, 2018 (the “Termination Date”). The Adviser may, due to a recapture provision of the written fee waiver and expense reimbursement agreement (the “Agreement”), recapture any expenses or fees it has reduced or reimbursed within a three-year period from the date of reimbursement, provided that recapture does not cause the High Dividend Fund to exceed existing expense limitations. The Agreement to limit the Net Annual Operating Expenses may not be terminated by either the High Dividend Fund or the Adviser prior to the Termination Date.

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Expense Example

This example is intended to help you compare the cost of investing in the High Dividend Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the High Dividend Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes your investment has a 5% return each year and that the High Dividend Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years*	5 Years*	10 Years*
Retail Class	$102	$387	$693	$1,561
Class C	$178	$618	$1,083	$2,371
Class I	$77	$308	$559	$1,276
Class R1	$153	$541	$955	$2,108
Class R2	$127	$464	$825	$1,838

*	The Expense Example amounts assume that the expense limitation and reimbursement agreement remains in effect only through October 31, 2018. Thus, the 3 years, 5 years and 10 years examples reflect expense limitation and reimbursement only for the first year.

Portfolio Turnover

The High Dividend Fund pays transaction costs, such as commissions, when it buys and sells securities (“portfolio turnover”). A higher portfolio turnover rate will result in higher transaction costs and may result in higher taxes when High Dividend Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the High Dividend Fund’s performance. During the most recent fiscal year, the High Dividend Fund’s portfolio turnover rate was 20% of the average value of its portfolio.

Principal Investment Strategies

The High Dividend Fund invests, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in dividend paying common stocks of medium-capitalization companies (which are companies with a typical capitalization range of between $5 billion and $12 billion at the time of investment) and large-capitalization companies (which are companies with a typical capitalization range greater than $12 billion at the time of investment). As a point of comparison, a high dividend common stock that the High Dividend Fund would invest in would generally have a dividend yield greater than the average dividend yield of the equity securities in the S&P 500® Index.

The High Dividend Fund invests roughly similar amounts of its assets in each stock in the portfolio at the time of original purchase, although the portfolio is not systematically rebalanced. This approach avoids the overweighting of any individual security being purchased. The Adviser may sell portfolio stocks when they are no longer attractive based on their growth potential, dividend yield or price.

As part of its strategy, the High Dividend Fund, in order to generate additional income, may selectively write covered call options when it is deemed to be in the Fund’s best interest. A call option is a short-term contract entitling the purchaser, in return for a premium paid, the right to buy the underlying equity security at a specified price upon exercise of the option at any time prior to its expiration. Writing a covered call option allows the High Dividend Fund to receive a premium. A call option gives the holder the right, but not the obligation, to buy the underlying equity stock from the writer of the option at a given price during a specific period.

The High Dividend Fund may invest up to 30% of its assets in foreign securities. These investments are generally made in American Depositary Receipts (“ADRs”), which are depositary receipts for foreign securities denominated in U.S. dollars and traded on U.S. securities markets or available through a U.S. broker or dealer. ADRs may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to

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distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts.

The High Dividend Fund generally invests substantially all of its assets in common stocks and ADRs but may invest in other equity securities, which can include convertible debt, exchange-traded funds (ETFs) that invest primarily in equity securities, warrants, rights, equity interests in real estate investment trusts (REITs), equity interests in master limited partnerships (MLPs), and preferred stocks.

The Fund will not engage in derivatives except to the extent that the writing of covered call options is deemed to involve derivatives.

Principal Risks

Like all investments, investing in the High Dividend Fund involves risks, including the risk that you may lose part or all of the money you invest.

General Stock Risks. The High Dividend Fund’s major risks are those of investing in the stock market, which can mean that the High Dividend Fund may experience sudden, unpredictable declines in value, as well as periods of poor performance. Periods of poor performance and declines in value of the High Dividend Fund’s underlying equity investments can be caused, and also be further prolonged, by many circumstances that can confront the global economy such as declining consumer and business confidence, malfunctioning credit markets, increased unemployment, reduced levels of capital expenditure, fluctuating commodity prices, bankruptcies, and other circumstances, all of which can individually and collectively have direct effects on the valuation and/or earnings power of the companies in which the High Dividend Fund invests. Stock markets worldwide experience volatility as a result of market participants reacting to economic data and market indicators that contradict previous assumptions and estimates. At times, these reactions have created scenarios where investors and traders have redeemed their investments/holdings en masse, thereby creating additional and often significant downward price pressure than might be experienced in less volatile periods. In the future, market participants’ views on the valuation and/or earnings power of a company and the overall state of the economy can cause similar significant short-term and long-term volatility in the value of the High Dividend Fund’s shares. As a result, you could lose money investing in the High Dividend Fund.

Medium-Capitalization Companies Risk. The High Dividend Fund may invest in the stocks of medium-capitalization companies. Medium-capitalization companies often have narrower markets and limited managerial and financial resources compared to those of larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business reversals, which could increase the volatility of the High Dividend Fund’s portfolio.

Large-Capitalization Companies Risk. The Fund may invest in the stocks of large-capitalization companies. Securities issued by large-capitalization companies tend to be less volatile than securities issued by smaller companies. However, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges.

Value Style Investing Risk. Different types of equity investment strategies tend to shift in and out of favor depending on market and economic conditions, and the performance resulting from the High Dividend Fund’s “value” investment style may sometimes be lower than that of equity funds following other styles of investment.

Foreign Securities Risk. Foreign investments involve additional risks, which include currency exchange-rate fluctuations, political and economic instability, differences in financial reporting standards, and less-strict regulation of securities markets. More specific risks include:

•	future political and economic developments,

•	the imposition of foreign withholding taxes on dividend and interest income payable on the securities,

•	the possible establishment of exchange controls,

•	the possible seizure or nationalization of foreign investments, and

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•	the adoption of other foreign governmental restrictions which might adversely affect the payment of amounts due with respect to such securities.

You may lose money by investing in the High Dividend Fund if any of the following occur:

•	foreign stock markets decline in value,

•	the High Dividend Fund has difficulty selling smaller capitalization or emerging market stocks during a turbulent market due to lower liquidity,

•	the value of a foreign currency declines relative to the U.S. dollar, or

•	political, social or economic instability in a foreign country causes the value of the High Dividend Fund’s investments to decline.

All of the risks of investing in foreign securities are heightened by investing in emerging markets. Emerging markets have been more volatile than the markets of developed countries with more mature economies. ADRs are subject to the risks of foreign investments and may not always track the price of the underlying foreign security. Even when denominated in U.S. currency, the depositary receipts are subject to currency risk if the underlying security is denominated in a foreign currency.

Options or Covered Call Writing. The market price of the call will, in most instances, move in conjunction with the price of the underlying equity security. However, if the security rises in value and the call is exercised, the High Dividend Fund may not participate fully in the market appreciation of the security, which may negatively affect your investment return. The Fund’s writing of covered call options are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

The U.S. government is in the process of adopting and implementing regulations governing derivatives markets, which may include options or covered call writing, including mandatory clearing of certain derivatives, margin, reporting and registration requirements. The ultimate impact of the regulations remains unclear. Additional U.S. or other regulations may make derivatives more costly, impose reporting and other obligations on the Fund in connection with its investments in derivatives, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives. Future regulatory developments may impact the Fund’s ability to invest or remain invested in certain derivatives. The Adviser cannot predict the effects of any new governmental regulation that may be implemented on the ability of the Fund to use derivative products, including options or covered calls, and there can be no assurance that any new governmental regulation will not adversely affect the Fund’s ability to achieve its investment objectives.

Market Disruptions Risk; Sovereign Debt Crises Risks. The global financial markets have in recent years undergone pervasive and fundamental disruptions.  This global market turmoil has led to increased market volatility. Consumer and business confidence remains fragile and subject to possible reversal for a variety of reasons, including high and growing debt levels by many consumers, business institutions and governments in the United States, certain countries in Europe and elsewhere around the world, and continued weakness in global job markets.  The securities of the United States, as well as several countries across Europe and Asia, have in recent years been, or are at risk of being, downgraded, and sovereign debt crises have persisted in certain countries in those regions.  These events and circumstances could result in further market disruptions that could adversely affect financial markets on a global basis.

Government Intervention Risk.  The global financial markets have in the past few years gone through pervasive and fundamental disruptions which have led to extensive and unprecedented governmental intervention.  Such intervention has in certain cases been implemented on an “emergency” basis, suddenly and substantially eliminating market participants’ ability to continue to implement certain strategies or manage the risk of their outstanding positions.  In addition, these interventions have typically been unclear in scope and application, resulting in confusion and uncertainty which in itself has been materially detrimental to the efficient functioning of the markets as well as previously successful investment strategies.

Derivative contracts, including, without limitation, swaps, currency forwards and non-deliverable forwards, are subject to regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”). Under the Dodd-Frank Act, certain derivatives are subject to margin requirements. Implementation of

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regulations under the Dodd-Frank Act regarding clearing, mandatory trading and margining of swaps and other derivatives may increase the costs to the Funds of trading in these instruments and, as a result, may affect returns to investors in the Fund. In December 2015, the SEC proposed a new rule to regulate the use of derivatives by registered investment companies. If the rule goes into effect, it could limit the ability of the Fund to invest or remain invested in covered call options, to the extent that covered call options are deemed to involve derivatives.

Performance Information

The following performance information indicates some of the risks of investing in the shares of the High Dividend Fund by showing the variability of the Retail Class’s returns (the class with the longest period of annual returns). The bar chart shows the total return of the High Dividend Fund by showing the changes in the High Dividend Fund’s performance from year to year (on a calendar year basis). The table shows the High Dividend Fund's average annual total return over time compared with a broad-based market index. Both the bar chart and table assume that all dividends and distributions are reinvested in the High Dividend Fund. Remember, the High Dividend Fund’s past performance, before and after taxes, is not necessarily an indication of how the High Dividend Fund will perform in the future. Prior to October 7, 2004, the shares of the High Dividend Fund had no specific class designation. As of that date, all of the then outstanding shares were redesignated as Retail Class shares.

Updated performance information is available at www.cullenfunds.com or by calling 1-877-485-8586.

Year-by-Year Total Return as of December 31, 2016

The High Dividend Fund’s 2017 year-to-date total return through September 30, 2017 was 12.26%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	12.23%	Q2/2009
Lowest Return	-18.09%	Q4/2008

Average Annual Total Returns as of December 31, 2016
High Dividend Fund, Retail Class	1 Year	5 Years	10 Years	Since Inception(1)
Returns before taxes	10.33%	10.71%	5.50%	7.96%
Returns after taxes on distributions(2)	8.98%	9.51%	4.31%	6.86%

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Returns after taxes on distributions and sale of Fund shares	6.92%	8.34%	4.01%	6.18%

High Dividend Fund, Class I
Returns before taxes	10.54%	10.98%	5.76%	7.39%
High Dividend Fund, Class C
Returns before taxes	9.74%	9.93%	4.75%	6.36%
High Dividend Fund, Class R1
Returns before taxes	9.72%	10.16%	N/A	10.42%
High Dividend Fund, Class R2
Returns before taxes	10.07%	10.37%	N/A	10.78%

S&P 500® Index (reflects no deduction for fees, expenses or taxes)	11.96%	14.66%	6.95%	8.57%

(1)	The High Dividend Fund Class I shares were first offered on October 7, 2004, Class C shares were first offered on October 7, 2004, Class R1 shares were first offered on March 3, 2010 and Class R2 shares were first offered on March 4, 2010. The returns for the index have been calculated using the inception date of the Retail Class Shares, which commenced on August 1, 2003.

(2)	After-tax returns are shown for only Retail Class shares. After-tax returns for Class I, Class C, Class R1 and Class R2 shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred or tax-exempt arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Investment Adviser

Cullen Capital Management LLC serves as the investment adviser to the High Dividend Fund.

Portfolio Managers

James P. Cullen, the Adviser’s Chairman, Chief Executive Officer and controlling member, has been a portfolio manager of the High Dividend Fund since the Fund’s inception on August 1, 2003. He is also a founder of Schafer Cullen Capital Management, Inc., a registered investment adviser, and has been its Chairman and Chief Executive Officer since December 1982.

Jennifer Chang has served as a co-portfolio manager of the High Dividend Fund since April 14, 2014. Ms. Chang currently serves as Portfolio Manager and Executive Director at the Adviser and has worked there since 2006.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the High Dividend Fund on days the New York Stock Exchange (NYSE) is open for trading by written request to the addresses below, by wire transfer, by telephone at 1-877-485-8586 or through any broker/dealer organization that has a sales agreement with the Fund’s distributor. Purchases and redemptions by telephone are only permitted if you previously established these options on your account.

Regular mail: Cullen Funds, P.O. Box 13584, Denver, Colorado 80201

Overnight mail: Cullen Funds, 1290 Broadway, Suite 1100, Denver, Colorado 80203

The High Dividend Fund accepts investment in the following minimum amounts:

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Share Class:	Initial	Additional
Retail Class-Regular Accounts	$1,000	$100
Retail Class-IRAs and UGMA/UTMA Accounts, Simple	$250	$50
IRA, SEP-IRA, 403(b)(7), Keogh, Pension Plan and Profit
Sharing Plan Accounts
Class C-Regular Accounts	$1,000	$100
Class C-IRAs and UGMA/UTMA Accounts, Simple IRA,	$250	$50
SEP-IRA, 403(b)(7), Keogh, Pension Plan and Profit
Sharing Plan Accounts
Class I	$1,000,000	$100
Class R1	none	none
Class R2	none	none

•	A registered investment adviser may aggregate all client accounts investing in Class I shares of the High Dividend Fund to meet the investment minimum.

•	If you use an Automatic Investment Plan (“AIP”) for a regular account for the Retail Class or Class C shares, the initial investment minimum to open an account is $50 and the additional investment minimum is $50.

•	If you use an AIP for a custodial or retirement plan account for the Retail Class or Class C shares, the initial investment minimum to open an account as well as the monthly additional investment amount is $25.

Tax Information

The High Dividend Fund’s distributions to you are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Financial Intermediary Compensation

If you purchase the High Dividend Fund through a broker-dealer or other financial intermediary (such as a bank or financial adviser), the High Dividend Fund and/or its Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the High Dividend Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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YOUR INVESTMENT

Summary Information

Cullen International High Dividend Fund

Investment Objective

The Cullen International High Dividend Fund (the “International High Dividend Fund” or the “Fund”) seeks long-term capital appreciation and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the International High Dividend Fund.

Shareholder Fees (fees paid directly from your investment):

	Retail Class	Class C	Class I	Class R1	Class R2
Redemption Fee (as a percentage of amount
redeemed)[a]	2.00%	2.00%	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	Retail Class	Class C	Class I	Class R1	Class R2
Management Fee	1.00%	1.00%	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.00%	0.50%	0.25%
Other Expenses[b]	0.23%	0.22%	0.22%	0.22%	0.22%
Acquired Fund Fees & Expenses	0.01%	0.01%	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses[c]	1.49%	2.23%	1.23%	1.73%	1.48%
Less Expense Reduction/Reimbursement[d]	-0.23%	-0.22%	-0.22%	0.00%	0.00%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.26%	2.01%	1.01%	1.73%	1.48%

[a]	You will be charged a 2% redemption fee if you redeem or exchange shares of the International High Dividend Fund within seven (7) days of purchase. The redemption fee is payable to the International High Dividend Fund and is intended to benefit the remaining shareholders by reducing the cost of short term trading. The International High Dividend Fund’s Transfer Agent charges a $15 wire redemption fee to shareholders who elect to redeem by wire transfer.

[b]	Other expenses, which include custodian, transfer agency, shareholder servicing plan fees and other customary fund expenses, are based on actual amounts from the International High Dividend Fund’s statement of operations for its most recently completed fiscal year.

[c]	The Total Annual Fund Operating Expenses in the table above may not correlate to the ratio of expenses to average net assets as reported in the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the International High Dividend Fund and does not include Acquired Fund Fees and Expenses.

[d]	Cullen Capital Management LLC (the “Adviser”) has contractually agreed to limit the Net Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses), interest, taxes and extraordinary expenses)

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to not more than 1.25% for Retail Class shares, 2.00% for Class C shares, 1.00% for Class I shares, 1.75% for Class R1 shares and 1.50% for Class R2 shares, through October 31, 2018 (the “Termination Date”). The Adviser may, due to a recapture provision of the written fee waiver and expense reimbursement agreement (the “Agreement”), recapture any expenses or fees it has reduced or reimbursed within a three-year period from the date of reimbursement, provided that recapture does not cause the International High Dividend Fund to exceed existing expense limitations. The Agreement to limit the Net Annual Operating Expenses may not be terminated by either the International High Dividend Fund or the Adviser prior to the Termination Date.

Expense Example

This example is intended to help you compare the cost of investing in the International High Dividend Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the International High Dividend Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes your investment has a 5% return each year and that the International High Dividend Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years*	5 Years*	10 Years*
Retail Class	$128	$448	$791	$1,758
Class C	$204	$676	$1,174	$2,544
Class I	$103	$368	$654	$1,468
Class R1	$176	$545	$938	$2,038
Class R2	$151	$468	$808	$1,766

*	The Expense Example amounts assume that the expense limitation and reimbursement agreement remains in effect only through October 31, 2018. Thus, the 3 years, 5 years and 10 years examples reflect expense limitation and reimbursement only for the first year.

Portfolio Turnover

The International High Dividend Fund pays transaction costs, such as commissions, when it buys and sells securities (“portfolio turnover”). A higher portfolio turnover rate will result in higher transaction costs and may result in higher taxes when International High Dividend Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the International High Dividend Fund’s performance. During the most recent fiscal year, the International High Dividend Fund’s portfolio turnover rate was 41% of the average value of its portfolio.

Principal Investment Strategies

The International High Dividend Fund invests, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in high dividend paying common stocks of medium-capitalization companies (which are companies with a typical capitalization range of between $5 billion and $12 billion at the time of investment) and large-capitalization companies (which are companies with a typical capitalization range greater than $12 billion at the time of investment) headquartered outside the United States and in American Depositary Receipts (“ADRs”). As a point of comparison, a high dividend paying common stock that the International High Dividend Fund would invest in would generally have a dividend yield greater than the average dividend yield of the equity securities in the MSCI EAFE Stock Index.

ADRs are depositary receipts for foreign securities denominated in U.S. dollars and traded on U.S. securities markets or available through a U.S. broker or dealer. ADRs may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts.

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The International High Dividend Fund intends to diversify its investments across different countries, and the percentage of the International High Dividend Fund’s assets invested in particular countries or regions will change from time to time based on the Adviser’s judgment. As of September 30, 2017, the International High Dividend Fund was invested in approximately 7 different countries. The International High Dividend Fund intends to invest in the securities of companies located in developed countries and, to a lesser extent, those located in emerging markets. The International High Dividend Fund may consider investments in companies in any of the world’s developed stock markets, such as the United Kingdom and stock markets in the European Union. The International High Dividend Fund also may consider investments in developed and emerging stock markets in Asia, such as Hong Kong, China, Singapore, Korea, Taiwan, Malaysia and Thailand. Other developed and emerging stock markets such as Australia, New Zealand, South Africa, Canada and Mexico also may be considered.

The International High Dividend Fund generally invests substantially all of its assets in common stocks and ADRs but may invest in other equity securities, which can include European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), convertible debt, exchange-traded funds (ETFs) that invest primarily in equity securities, warrants, rights, equity interests in real estate investment trusts (REITs), equity interests in master limited partnerships (MLPs), and preferred stocks. The International High Dividend Fund invests roughly similar amounts of its assets in each position in the portfolio at the time of original purchase, although the portfolio is not systematically rebalanced. This approach avoids the overweighting of any individual security being purchased. The Adviser may sell portfolio stocks when they are no longer attractive based on their growth potential, dividend yield or price.

As part of its strategy, the International High Dividend Fund, in order to generate additional income, will selectively write covered call options when it is deemed to be in the Fund’s best interest. A call option is a short-term contract entitling the purchaser, in return for a premium paid, the right to buy the underlying equity security at a specified price upon exercise of the option at any time prior to its expiration. Writing a covered call option allows the International High Dividend Fund to receive a premium. A call option gives the holder the right, but not the obligation, to buy the underlying equity stock from the writer of the option at a given price during a specific period.

The Fund will not engage in derivatives except to the extent that the writing of covered call options is deemed to involve derivatives.

Principal Risks

Like all investments, investing in the International High Dividend Fund involves risks, including the risk that you may lose part or all of the money you invest.

General Stock Risks. The International High Dividend Fund’s major risks are those of investing in the stock market, which can mean that the International High Dividend Fund may experience sudden, unpredictable declines in value, as well as periods of poor performance. Periods of poor performance and declines in value of the International High Dividend Fund’s underlying equity investments can be caused, and also be further prolonged, by many circumstances that can confront the global economy such as declining consumer and business confidence, malfunctioning credit markets, increased unemployment, reduced levels of capital expenditure, fluctuating commodity prices, bankruptcies, and other circumstances, all of which can individually and collectively have direct effects on the valuation and/or earnings power of the companies in which the International High Dividend Fund invests. Stock markets worldwide have experienced significant volatility in recent periods as a result of market participants reacting to economic data and market indicators that have contradicted previous assumptions and estimates. At times, these reactions have created scenarios where investors and traders have redeemed their investments/holdings en masse, thereby creating additional and often significant downward price pressure than might be experienced in less volatile periods. In the future, market participants’ views on the valuation and/or earnings power of a company and the overall state of the economy can cause similar significant short-term and long-term volatility in the value of the International High Dividend Fund’s shares. As a result, you could lose money investing in the International High Dividend Fund.

Large-Capitalization Companies Risk. The Fund may invest in the stocks of large-capitalization companies. Securities issued by large-capitalization companies tend to be less volatile than securities issued by smaller companies. However, larger companies may not be able to attain the high growth rates of successful smaller

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companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges.

Medium-Capitalization Companies Risks. The International High Dividend Fund may invest in the stocks of medium-capitalization companies. Medium-capitalization companies often have narrower markets and limited managerial and financial resources compared to those of larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business reversals, which could increase the volatility of the International High Dividend Fund’s portfolio.

Value Style Investing Risks. Different types of equity investment strategies tend to shift in and out of favor depending on market and economic conditions, and the performance resulting from the International High Dividend Fund’s “value” investment style may sometimes be lower than that of equity funds following other styles of investment.

Foreign Securities Risks. Foreign investments involve additional risks, which include currency exchange-rate fluctuations, political and economic instability, differences in financial reporting standards, and less-strict regulation of securities markets. More specific risks include:

•	future political and economic developments,

•	the imposition of foreign withholding taxes on dividend and interest income payable on the securities,

•	the possible establishment of exchange controls,

•	the possible seizure or nationalization of foreign investments, and

•	the adoption of other foreign governmental restrictions which might adversely affect the payment of amounts due with respect to such securities.

You may lose money by investing in the International High Dividend Fund if any of the following occur:

•	foreign stock markets decline in value,

•	the International High Dividend Fund has difficulty selling smaller capitalization or emerging market stocks during a market due to lower liquidity,

•	the value of a foreign currency declines relative to the U.S. dollar, or

•	political, social or economic instability in a foreign country causes the value of the International High Dividend Fund’s investments to decline.

All of the risks of investing in foreign securities are heightened by investing in emerging markets. Emerging markets have been more volatile than the markets of developed countries with more mature economies. ADRs are subject to the risks of foreign investments and may not always track the price of the underlying foreign security. Even when denominated in U.S. currency, the depositary receipts are subject to currency risk if the underlying security is denominated in a foreign currency.

Government Intervention Risk. The global financial markets have in the past few years gone through pervasive and fundamental disruptions which have led to extensive and unprecedented governmental intervention.  Such intervention has in certain cases been implemented on an “emergency” basis, suddenly and substantially eliminating market participants’ ability to continue to implement certain strategies or manage the risk of their outstanding positions.  In addition, these interventions have typically been unclear in scope and application, resulting in confusion and uncertainty which in itself has been materially detrimental to the efficient functioning of the markets as well as previously successful investment strategies.

Derivative contracts, including, without limitation, swaps, currency forwards and non-deliverable forwards, are subject to regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”). Under the Dodd-Frank Act, certain derivatives are subject to margin requirements. Implementation of regulations under the Dodd-Frank Act regarding clearing, mandatory trading and margining of swaps and other derivatives may increase the costs to the Funds of trading in these instruments and, as a result, may affect returns to investors in the Fund. In December 2015, the SEC proposed a new rule to regulate the use of derivatives by registered investment companies. If the rule goes into effect, it could limit the ability of the Fund to invest or remain invested in covered call options, to the extent that covered call options are deemed to involve derivatives.

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Performance Information

The following performance information indicates some of the risks of investing in the shares of the International High Dividend Fund by showing the variability of the Retail Class’s returns (the class with the longest period of annual returns). The bar chart shows the total return of the International High Dividend Fund by showing the changes in the Fund’s performance from year to year (on a calendar year basis). The table shows the International High Dividend Fund's average annual total return over time compared with a broad-based market index. Both the bar chart and table assume that all dividends and distributions are reinvested in the International High Dividend Fund. Remember, the International High Dividend Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.cullenfunds.com or by calling 1-877-485-8586.

Year-by-Year Total Return as of December 31, 2016

The International High Dividend Fund’s 2017 year-to-date total return through September 30, 2017 was 15.73%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	19.03%	Q2/2009
Lowest Return	-24.45%	Q4/2008

Average Annual Total Returns as of December 31, 2016
International High Dividend Fund, Retail Class	1 Year	5 Years	10 Years	Since Inception(1)
Returns before taxes	0.79%	3.86%	0.47%	2.52%
Returns after taxes on distributions(2)	0.32%	3.26%	-0.43%	1.62%
Returns after taxes on distributions and sale of Fund shares	1.20%	3.10%	0.24%	1.83%

International High Dividend Fund, Class I
Returns before taxes	1.15%	4.13%	0.74%	2.81%
International High Dividend Fund, Class C
Returns before taxes	0.04%	3.10%	-0.26%	1.79%

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International High Dividend Fund, Class R1
Returns before taxes	0.30%	3.38%	N/A	2.87%
International High Dividend Fund, Class R2
Returns before taxes	0.63%	3.65%	N/A	3.15%

MSCI EAFE Index (reflects no deduction for fees, expenses or taxes)	1.51%	7.02%	1.22%	3.39%

(1)	The International High Dividend Fund Retail Class, Class I and Class C shares were first offered on December 15, 2005 and Class R1 and Class R2 shares were first offered on March 3, 2010 and March 4, 2010, respectively. The returns for the index have been calculated since the inception date of the Retail Class shares.

(2)	After-tax returns are shown for only Retail Class shares. After-tax returns for Class I, Class C, Class R1 and Class R2 shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred or tax-exempt arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Investment Adviser

Cullen Capital Management LLC serves as the investment adviser to the International High Dividend Fund.

Portfolio Managers

James P. Cullen, the Adviser’s Chairman, Chief Executive Officer and controlling member, has been a portfolio manager of the International High Dividend Fund since the Fund’s inception on December 15, 2005. He is also a founder of Schafer Cullen Capital Management, Inc., a registered investment adviser, and has been its Chairman and Chief Executive Officer since December 1982.

Rahul D. Sharma has served as a co-portfolio manager for the International High Dividend Fund since October 31, 2007. Mr. Sharma currently serves as Portfolio Manager and Executive Director at the Adviser and has worked there since May 2000.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the International High Dividend Fund on days the NYSE is open for trading by written request to the addresses below, by wire transfer, by telephone at 1-877-485-8586 or through any broker/dealer organization that has a sales agreement with the Fund’s distributor. Purchases and redemptions by telephone are only permitted if you previously established these options on your account.

Regular mail: Cullen Funds, P.O. Box 13584, Denver, Colorado 80201

Overnight mail: Cullen Funds, 1290 Broadway, Suite 1100, Denver, Colorado 80203

The International High Dividend Fund accepts investment in the following minimum amounts:

Share Class:	Initial	Additional
Retail Class-Regular Accounts	$1,000	$100
Retail Class-IRAs and UGMA/UTMA Accounts, Simple
IRA, SEP-IRA, 403(b)(7), Keogh, Pension Plan and Profit
Sharing Plan Accounts	$250	$50

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Class C-Regular Accounts	$1,000	$100
Class C-IRAs and UGMA/UTMA Accounts, Simple IRA,
SEP-IRA, 403(b)(7), Keogh, Pension Plan and Profit
Sharing Plan Accounts	$250	$50
Class I	$1,000,000	$100
Class R1	none	none
Class R2	none	none

•	A registered investment adviser may aggregate all client accounts investing in Class I shares of the International High Dividend Fund to meet the investment minimum.

•	If you use an Automatic Investment Plan (“AIP”) for a regular account for the Retail Class or Class C shares, the initial investment minimum to open an account is $50 and the additional investment minimum is $50.

•	If you use an AIP for a custodial or retirement plan account for the Retail Class or Class C shares, the initial investment minimum to open an account as well as the monthly additional investment amount is $25.

Tax Information

The International High Dividend Fund’s distributions to you are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Financial Intermediary Compensation

If you purchase the International High Dividend Fund through a broker-dealer or other financial intermediary (such as a bank or financial adviser), the International High Dividend Fund and/or its Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the International High Dividend Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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YOUR INVESTMENT

Summary Information

Cullen Small Cap Value Fund

Investment Objective

The Cullen Small Cap Value Fund (the “Small Cap Value Fund” or the “Fund”) seeks long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Small Cap Value Fund.

Shareholder Fees (fees paid directly from your investment):

	Retail Class	Class C	Class I	Class R1	Class R2
Redemption Fee (as a percentage of amount
redeemed)[a]	2.00%	2.00%	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	Retail Class	Class C	Class I	Class R1[e]	Class R2[e]
Management Fee	1.00%	1.00%	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.00%	0.50%	0.25%
Other Expenses[b]	4.80%	4.94%	4.88%	4.80%	4.80%
Acquired Fund Fees & Expenses	0.03%	0.03%	0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses[c]	6.08%	6.97%	5.91%	6.33%	6.08%
Less Expense Reduction/Reimbursement[d]	-4.80%	-4.94%	-4.88%	-4.80%	-4.80%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.28%	2.03%	1.03%	1.53%	1.28%

[a]	You will be charged a 2% redemption fee if you redeem or exchange shares of the Small Cap Value Fund within seven (7) days of purchase. The redemption fee is payable to the Small Cap Value Fund and is intended to benefit the remaining shareholders by reducing the cost of short term trading. The Small Cap Value Fund’s Transfer Agent charges a $15 wire redemption fee to shareholders who elect to redeem by wire transfer.

[b]	Other expenses for the Retail Class shares, Class C shares and Class I shares, which include custodian, transfer agency, shareholder servicing plan fees and other customary fund expenses, are based on actual amounts from the Small Cap Value Fund’s statement of operations for its most recently completed fiscal year. Other expenses for Class R1 shares and Class R2 shares are estimated amounts for the current fiscal year.

[c]	The Total Annual Fund Operating Expenses in the table above may not correlate to the ratio of expenses to average net assets as reported in the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Small Cap Value Fund and does not include Acquired Fund Fees and Expenses.

[d]	Cullen Capital Management LLC (the “Adviser”) has contractually agreed to limit the Net Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses), interest, taxes and extraordinary expenses) to not more than 1.25% for Retail Class shares, 2.00% for Class C shares, 1.00% for Class I shares, 1.75% for Class R1 shares and 1.50% for Class R2 shares, through October 31, 2018 (the “Termination Date”). The

15

Adviser may, due to a recapture provision of the written fee waiver and expense reimbursement agreement (the “Agreement”), recapture any expenses or fees it has reduced or reimbursed within a three-year period from the date of reimbursement, provided that recapture does not cause the Small Cap Value Fund to exceed existing expense limitations. The Agreement to limit the Net Annual Operating Expenses may not be terminated by either the Small Cap Value Fund or the Adviser prior to the Termination Date.

[e]	The expense information in the table has been restated for Class R1 and Class R2 Shares to reflect estimated Acquired Fund Fees and Expenses based on the current fiscal year.

Expense Example

This example is intended to help you compare the cost of investing in the Small Cap Value Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Small Cap Value Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes your investment has a 5% return each year and that the Small Cap Value Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years*	5 Years*	10 Years*
Retail Class	$130	$1,378	$2,600	$5,543
Class C	$206	$1,613	$2,968	$6,135
Class I	$105	$1,323	$2,519	$5,418
Class R1	$156	$1,448	$2,708	$5,717
Class R2	$130	$1,378	$2,600	$5,543

*	The Expense Example amounts assume that the expense limitation and reimbursement agreement remains in effect only through October 31, 2018. Thus, the 3 years, 5 years and 10 years examples reflect expense limitation and reimbursement only for the first year.

Portfolio Turnover

The Small Cap Value Fund pays transaction costs, such as commissions, when it buys and sells securities (“portfolio turnover”). A higher portfolio turnover rate will result in higher transaction costs and may result in higher taxes when Small Cap Value Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Small Cap Value Fund’s performance. During the most recent fiscal year, the Small Cap Value Fund’s portfolio turnover rate was 85% of the average value of its portfolio.

Principal Investment Strategies

The Small Cap Value Fund will invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in small-capitalization companies, which the Fund defines as those companies with market capitalizations below $5 billion at the time of original purchase. The Adviser generally selects stocks of companies that have the following characteristics:

•	a below average price/earnings ratio as compared with the average price/earnings ratio of the equity securities in the Russell 2500 Value Stock Index;

•	above average projected earnings growth as compared to the average projected earnings growth of the equity securities in the Russell 2500 Value Stock Index.

The Small Cap Value Fund generally invests substantially all of its assets in common stocks and other equity securities, which can include convertible debt, exchange-traded funds (ETFs) that invest primarily in equity securities, depositary receipts, warrants, rights, equity interests in real estate investment trusts (REITs), master limited partnerships (MLPs), and preferred stocks. The Small Cap Value Fund invests roughly similar amounts of its assets in each security in the portfolio at the time of original purchase, although the portfolio is not systematically rebalanced. This approach avoids the overweighting of any individual security being purchased. The Adviser may sell portfolio stocks when they are no longer attractive based on their price or earnings growth potential.

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The Small Cap Value Fund may invest up to 30% of its assets in securities of companies headquartered outside the United States. These investments will be made in securities traded on an exchanges outside the United States and/or American Depositary Receipts (“ADRs”), which are depositary receipts for foreign securities denominated in U.S. dollars and traded on U.S. securities markets or available through a U.S. broker or dealer. ADRs may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts.

The Small Cap Value Fund intends to diversify its investments in securities of companies headquartered outside the United States across different countries, and the percentage of the Small Cap Value Fund’s assets invested in particular countries or regions will change from time to time based on the Adviser’s judgment, subject to other restrictions described herein. The Small Cap Value Fund intends to invest in the securities of companies located in developed countries and, to a lesser extent, those located in emerging markets. The Fund may consider investments in companies in any of the world’s developed or emerging stock markets.

As part of its strategy, the Small Cap Value Fund, in order to generate additional income, will selectively write covered call options when it is deemed to be in the Fund’s best interest. A call option is a short-term contract entitling the purchaser, in return for a premium paid, the right to buy the underlying equity security at a specified price upon exercise of the option at any time prior to its expiration. Writing a covered call option allows the Small Cap Value Fund to receive a premium. A call option gives the holder the right, but not the obligation, to buy the underlying equity stock from the writer of the option at a given price during a specific period.

The Small Cap Value Fund will not engage in derivatives except to the extent that the writing of covered call options is deemed to involve derivatives.

Principal Risks

Like all investments, investing in the Small Cap Value Fund involves risks, including the risk that you may lose part or all of the money you invest.

General Stock Risks. The Small Cap Value Fund’s major risks are those of investing in the stock market, which can mean the Small Cap Value Fund may experience sudden, unpredictable declines in value, as well as periods of poor performance. Periods of poor performance and declines in value of the Small Cap Value Fund’s underlying equity investments can be caused, and also be further prolonged, by many circumstances that can confront the global economy such as declining consumer and business confidence, malfunctioning credit markets, increased unemployment, reduced levels of capital expenditure, fluctuating commodity prices, bankruptcies, and other circumstances, all of which can individually and collectively have direct effects on the valuation and/or earnings power of the companies in which the Small Cap Value Fund invests. Stock markets worldwide have experienced significant volatility in recent periods as a result of market participants reacting to economic data and market indicators that have contradicted previous assumptions and estimates. At times, these reactions have created scenarios where investors and traders have redeemed their investments/holdings en masse, thereby creating additional and often significant downward price pressure than might be experienced in less volatile periods. In the future, market participants’ views on the valuation and/or earnings power of a company and the overall state of the economy can cause similar significant short-term and long-term volatility in the value of the Small Cap Value Fund’s shares. As a result, you could lose money investing in the Small Cap Value Fund.

Small-Capitalization Companies Risks. The Small Cap Value Fund invests in the stocks of small-capitalization companies. Small-capitalization companies often have narrower markets and limited managerial and financial resources compared to those of larger, more established companies. As a result, their performance can be more volatile, and they face greater risk of business reversals, which could increase the volatility of the Small Cap Value Fund’s portfolio. Further, due to thin trading in some such companies, an investment may be more illiquid (i.e. harder to sell) than that of larger capitalization stocks.

17

Value Style Investing Risks. Different types of equity investment strategies tend to shift in and out of favor depending on market and economic conditions, and the performance resulting from the Small Cap Value Fund’s “value” investment style may sometimes be lower than that of other types of equity funds.

Foreign Securities Risks. Foreign investments involve additional risks, which include currency exchange-rate fluctuations, political and economic instability, differences in financial reporting standards, and less-strict regulation of securities markets. More specific risks include:

•	future political and economic developments,

•	the imposition of foreign withholding taxes on dividend and interest income payable on the securities,

•	the possible establishment of exchange controls,

•	the possible seizure or nationalization of foreign investments, and

•	the adoption of other foreign governmental restrictions which might adversely affect the payment of amounts due with respect to such securities.

You may lose money by investing in the Small Cap Value Fund if any of the following occur:

•	foreign stock markets decline in value,

•	the Small Cap Value Fund has difficulty selling smaller capitalization or emerging market stocks during a market due to lower liquidity,

•	the value of a foreign currency declines relative to the U.S. dollar, or

•	political, social or economic instability in a foreign country causes the value of the Small Cap Value Fund’s investments to decline.

All of the risks of investing in foreign securities are heightened by investing in emerging markets. Emerging markets have been more volatile than the markets of developed countries with more mature economies. ADRs are subject to the risks of foreign investments and may not always track the price of the underlying foreign security. Even when denominated in U.S. currency, the depositary receipts are subject to currency risk if the underlying security is denominated in a foreign currency.

Market Disruptions Risk; Sovereign Debt Crises Risks. The global financial markets have in recent years undergone pervasive and fundamental disruptions.  This global market turmoil has led to increased market volatility. Consumer and business confidence remains fragile and subject to possible reversal for a variety of reasons, including high and growing debt levels by many consumers, business institutions and governments in the United States, certain countries in Europe and elsewhere around the world, and continued weakness in global job markets.  The securities of the United States, as well as several countries across Europe and Asia, have in recent years been, or are at risk of being, downgraded, and sovereign debt crises have persisted in certain countries in those regions.  These events and circumstances could result in further market disruptions that could adversely affect financial markets on a global basis.

Government Intervention Risk.  The global financial markets have in the past few years gone through pervasive and fundamental disruptions which have led to extensive and unprecedented governmental intervention.  Such intervention has in certain cases been implemented on an “emergency” basis, suddenly and substantially eliminating market participants’ ability to continue to implement certain strategies or manage the risk of their outstanding positions.  In addition, these interventions have typically been unclear in scope and application, resulting in confusion and uncertainty which in itself has been materially detrimental to the efficient functioning of the markets as well as previously successful investment strategies.

Derivative contracts, including, without limitation, swaps, currency forwards and non-deliverable forwards, are subject to regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”). Under the Dodd-Frank Act, certain derivatives are subject to margin requirements. Implementation of regulations under the Dodd-Frank Act regarding clearing, mandatory trading and margining of swaps and other derivatives may increase the costs to the Funds of trading in these instruments and, as a result, may affect returns to investors in the Fund. In December 2015, the SEC proposed a new rule to regulate the use of derivatives by registered investment companies. If the rule goes into effect, it could limit the ability of the Fund to invest or remain invested in covered call options, to the extent that covered call options are deemed to involve derivatives.

18

Performance Information

The following performance information shows the variability of the Retail Class’s returns (the class with the longest period of annual returns) and demonstrates some of the risks of investing in the shares of the Small Cap Value Fund. The bar chart shows the total return of the Small Cap Value Fund and shows the changes in the Small Cap Value Fund’s performance from year to year (on a calendar year basis). The table shows the Small Cap Value Fund’s average annual total return over time compared with a broad-based market index. Both the bar chart and table assume that all dividends and distributions are reinvested in the Small Cap Value Fund. The Small Cap Value Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

Updated performance information is available at www.cullenfunds.com or by calling 1-877-485-8586.

Year-by-Year Total Return as of December 31, 2016

The Small Cap Value Fund’s 2017 year-to-date total return through September 30, 2017 was 0.50%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	16.04%	Q4/2016
Lowest Return	-21.01%	Q3/2011

Average Annual Total Returns as of December 31, 2016
Small Cap Value Fund, Retail Class	1 Year	5 Year	Since Inception(1)
Returns before taxes	18.90%	7.30%	8.38%
Returns after taxes on distributions(2)	18.73%	6.28%	7.52%
Returns after taxes on distributions and sale of Fund shares	10.84%	5.68%	6.62%

Small Cap Value Fund, Class I
Returns before taxes	19.24%	7.53%	8.64%
Small Cap Value Fund, Class C

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Returns before taxes	18.04%	6.53%	7.60%

Russell 2500 Value Index (reflects no deduction for fees, expenses or taxes)	25.20%	15.04%	14.28%

(1)	The Small Cap Value Fund commenced operations on October 1, 2009. The returns for the index have been calculated since the inception date of each class.

(2)	After-tax returns are shown for Retail Class shares only. After-tax returns for Class C and Class I shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Investment Adviser

Cullen Capital Management LLC serves as the investment adviser to the Small Cap Value Fund.

Portfolio Managers

James P. Cullen, the Adviser’s Chairman, Chief Executive Officer and controlling member, is a portfolio manager of the Small Cap Value Fund since the Fund’s inception on October 1, 2009. He is also a founder of Schafer Cullen Capital Management, Inc., a registered investment adviser, and has been its Chairman and Chief Executive Officer since December 1982.

Brooks H. Cullen is co-portfolio manager of the Small Cap Value Fund since its inception on October 1, 2009. Mr. Cullen currently serves as Portfolio Manager and Vice Chairman at the Adviser and has worked there since May 2000.

Brian Drubetsky is co-portfolio manager of the Small Cap Value Fund since October 28, 2016. Mr. Drubetsky currently serves as Portfolio Manager and Vice President at the Adviser and has worked there since 2013.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Small Cap Value Fund on days the NYSE is open for trading by written request to the addresses below, by wire transfer, by telephone at 1-877-485-8586 or through any broker/dealer organization that has a sales agreement with the Fund’s distributor. Purchases and redemptions by telephone are only permitted if you previously established these options on your account.

Regular mail: Cullen Funds, P.O. Box 13584, Denver, Colorado 80201

Overnight mail: Cullen Funds, 1290 Broadway, Suite 1100, Denver, Colorado 80203

The Small Cap Value Fund accepts investment in the following minimum amounts:

Share Class:	Initial	Additional
Retail Class-Regular Accounts	$1,000	$100
Retail Class-IRAs and UGMA/UTMA Accounts, Simple
IRA, SEP-IRA, 403(b)(7), Keogh, Pension Plan and Profit
Sharing Plan Accounts	$250	$50
Class C-Regular Accounts	$1,000	$100
Class C-IRAs and UGMA/UTMA Accounts, Simple IRA,
SEP-IRA, 403(b)(7), Keogh, Pension Plan and Profit

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Sharing Plan Accounts	$250	$50
Class I	$1,000,000	$100
Class R1	none	none
Class R2	none	none

•	A registered investment adviser may aggregate all client accounts investing in Class I shares of the Small Cap Value Fund to meet the investment minimum.

•	If you use an Automatic Investment Plan (“AIP”) for a regular account for the Retail Class or Class C shares, the initial investment minimum to open an account is $50 and the additional investment minimum is $50.

•	If you use an AIP for a custodial or retirement plan account for the Retail Class or Class C shares, the initial investment minimum to open an account as well as the monthly additional investment amount is $25.

Tax Information

The Small Cap Value Fund’s distributions to you are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Financial Intermediary Compensation

If you purchase the Small Cap Value Fund through a broker-dealer or other financial intermediary (such as a bank or financial adviser), the Fund and/or its Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Small Cap Value Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

21

YOUR INVESTMENT

Summary Information

Cullen Value Fund

Investment Objective

The Cullen Value Fund (the “Value Fund” or the “Fund”) seeks long-term capital appreciation and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Value Fund.

Shareholder Fees (fees paid directly from your investment):

	Retail Class	Class C	Class I
Redemption Fee (as a percentage of amount
redeemed)[a]	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	Retail Class	Class C	Class I
Management Fee	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses[b]	0.74%	0.74%	0.74%
Acquired Fund Fees & Expenses	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses[c]	2.01%	2.76%	1.76%
Less Expense Reduction/Reimbursement[d]	-0.99%	-0.99%	-0.99%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.02%	1.77%	0.77%

[a]	You will be charged a 2% redemption fee if you redeem or exchange shares of the Value Fund within seven (7) days of purchase. The redemption fee is payable to the Value Fund and is intended to benefit the remaining shareholders by reducing the cost of short term trading. The Value Fund’s Transfer Agent charges a $15 wire redemption fee to shareholders who elect to redeem by wire transfer.

[b]	Other expenses, which include custodian, transfer agency, shareholder servicing plan fees and other customary fund expenses, are based on actual amounts from the Value Fund’s statement of operations for its most recently completed fiscal year.

[c]	The Total Annual Fund Operating Expenses in the table above may not correlate to the ratio of expenses to average net assets as reported in the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Value Fund and does not include Acquired Fund Fees and Expenses.

[d]	Cullen Capital Management LLC (the “Adviser”) has contractually agreed to limit the Net Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses), interest, taxes, and extraordinary expenses) to not more than 1.00% for Retail Class shares, 1.75% for Class C shares and 0.75% for Class I shares of the Value Fund, through October 31, 2018 (the “Termination Date”). The Adviser may, due to a recapture provision of the written fee waiver and expense reimbursement agreement (the “Agreement”), recapture any expenses or fees it has reduced or reimbursed within a three-year period from the date of reimbursement, provided that recapture does not cause the Value Fund to exceed existing expense limitations. The Agreement to limit the Net Annual Operating Expenses may not be terminated by either the Value Fund or the Adviser prior to the Termination Date.

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Expense Example

This example is intended to help you compare the cost of investing in the Value Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Value Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes your investment has a 5% return each year and that the Value Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years*	5 Years*	10 Years*
Retail Class	$104	$534	$991	$2,255
Class C	$180	$762	$1,371	$3,013
Class I	$79	$457	$861	$1,989

*	The Expense Example amounts assume that the expense limitation and reimbursement agreement remains in effect only through October 31, 2018. Thus, the 3 year, 5 year, and 10 year examples reflect expense limitation and reimbursement only for the first year.

Portfolio Turnover

The Value Fund pays transaction costs, such as commissions, when it buys and sells securities (“portfolio turnover”). A higher portfolio turnover rate will result in higher transaction costs and may result in higher taxes when Value Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Value Fund’s performance. During the most recent fiscal year, the Value Fund’s portfolio turnover rate was 18% of the average value of its portfolio.

Principal Investment Strategies

The Value Fund invests, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in common stocks of companies across all market capitalizations.

The Value Fund invests roughly the same amount in each stock in the portfolio at the time of original purchase, although the portfolio is not systematically rebalanced. This approach avoids the overweighting of any individual security being purchased. The Adviser may sell portfolio stocks when they are no longer attractive based on their growth potential, dividend yield or price.

The Value Fund may invest up to 30% of its assets in foreign securities, including up to 10% of its assets in securities of emerging market issuers. These investments are generally made in American Depositary Receipts (“ADRs”), which are depositary receipts for foreign securities denominated in U.S. dollars and traded on U.S. securities markets or available through a U.S. broker or dealer. ADRs may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts.

The Value Fund generally invests substantially all of its assets in common stocks and ADRs but may invest in other equity securities, which can include convertible debt, exchange-traded funds (ETFs) that invest primarily in equity securities, warrants, rights, equity interests in real estate investment trusts (REITs), equity interests in master limited partnerships (MLPs), and preferred stocks.

As part of its strategy, the Value Fund, in order to generate additional income, will selectively write covered call options when it is deemed to be in the Fund’s best interest. A call option is a short-term contract entitling the purchaser, in return for a premium paid, the right to buy the underlying equity security at a specified price upon exercise of the option at any time prior to its expiration. Writing a covered call option allows the Value Fund to receive a premium. A call option gives the holder the right, but not the obligation, to buy the underlying equity stock from the writer of the option at a given price during a specific period.

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The Value Fund will not engage in derivatives except to the extent that the writing of covered call options is deemed to involve derivatives.

Principal Risks

Like all investments, investing in the Value Fund involves risks, including the risk that you may lose part or all of the money you invest.

General Stock Risks. The Value Fund may experience sudden, unpredictable declines in value, as well as periods of poor performance through its investments in the stock market. Periods of poor performance and declines in value of the Value Fund’s underlying equity investments can be caused, and also be further prolonged, by other factors confronting the global economy such as declining consumer and business confidence, malfunctioning credit markets, increased unemployment, reduced levels of capital expenditure, fluctuating commodity prices, bankruptcies, and other circumstances, all of which can individually and collectively have direct effects on the valuation and/or earnings power of the companies in which the Value Fund invests. Stock markets worldwide have experienced significant volatility in recent periods as a result of market participants reacting to economic data and market indicators that have contradicted previous assumptions and estimates. At times, these reactions have created scenarios where investors and traders have redeemed their investments/holdings en masse, thereby creating additional and often significant downward price pressure than might be experienced in less volatile periods. Market participants’ views on the valuation and/or earnings power of a company and the overall state of the economy can cause similar significant short-term and long-term volatility in the value of the Value Fund’s shares. As a result, you could lose money investing in the Value Fund.

Small-Capitalization Companies Risks. The Value Fund invests in the stocks of small-capitalization companies. Small-capitalization companies often have narrower markets and limited managerial and financial resources compared to those of larger, more established companies. As a result, their performance can be more volatile, and they face greater risk of business reversals, which could increase the volatility of the Value Fund’s portfolio. Further, due to thin trading in some such companies, an investment may be more illiquid (i.e. harder to sell) than that of larger capitalization stocks.

Medium-Capitalization Companies Risk. The Value Fund may invest in the stocks of medium-capitalization companies. Medium-capitalization companies often have narrower markets and limited managerial and financial resources compared to those of larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business reversals, which could increase the volatility of the Value Fund’s portfolio.

Large-Capitalization Companies Risk. The Value Fund may invest in the stocks of large-capitalization companies. Securities issued by large-capitalization companies tend to be less volatile than securities issued by smaller companies. However, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges.

Value Style Investing Risk. Different types of equity investment strategies tend to shift in and out of favor depending on market and economic conditions, and the performance resulting from the Value Fund’s “value” investment style may sometimes be lower than that of equity funds following other styles of investment.

Foreign Securities Risk. Foreign investments involve additional risks, which include currency exchange-rate fluctuations, political and economic instability, differences in financial reporting standards, and less-strict regulation of securities markets. More specific risks include:

•	future political and economic developments,

•	the imposition of foreign withholding taxes on dividend and interest income payable on the securities,

•	the possible establishment of exchange controls,

•	the possible seizure or nationalization of foreign investments, and

•	the adoption of other foreign governmental restrictions which might adversely affect the payment of amounts due with respect to such securities.

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You may lose money by investing in the Value Fund if any of the following occur:

•	foreign stock markets decline in value,

•	the Value Fund has difficulty selling smaller capitalization or emerging market stocks during a market due to lower liquidity,

•	the value of a foreign currency declines relative to the U.S. dollar, or

•	political, social or economic instability in a foreign country causes the value of the Value Fund’s investments to decline.

All of the risks of investing in foreign securities are heightened by investing in emerging markets. Emerging markets have been more volatile than the markets of developed countries with more mature economies. ADRs are subject to the risks of foreign investments and may not always track the price of the underlying foreign security. Even when denominated in U.S. currency, the depositary receipts are subject to currency risk if the underlying security is denominated in a foreign currency.

Market Disruptions Risk; Sovereign Debt Crises Risks. The global financial markets have in recent years undergone pervasive and fundamental disruptions.  This global market turmoil has led to increased market volatility. Consumer and business confidence remains fragile and subject to possible reversal for a variety of reasons, including high and growing debt levels by many consumers, business institutions and governments in the United States, certain countries in Europe and elsewhere around the world, and continued weakness in global job markets.  The securities of the United States, as well as several countries across Europe and Asia, have in recent years been, or are at risk of being, downgraded, and sovereign debt crises have persisted in certain countries in those regions.  These events and circumstances could result in further market disruptions that could adversely affect financial markets on a global basis.

Government Intervention Risk.  The global financial markets have in the past few years gone through pervasive and fundamental disruptions which have led to extensive and unprecedented governmental intervention.  Such intervention has in certain cases been implemented on an “emergency” basis, suddenly and substantially eliminating market participants’ ability to continue to implement certain strategies or manage the risk of their outstanding positions.  In addition, these interventions have typically been unclear in scope and application, resulting in confusion and uncertainty which in itself has been materially detrimental to the efficient functioning of the markets as well as previously successful investment strategies.

Derivative contracts, including, without limitation, swaps, currency forwards and non-deliverable forwards, are subject to regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”). Under the Dodd-Frank Act, certain derivatives are subject to margin requirements. Implementation of regulations under the Dodd-Frank Act regarding clearing, mandatory trading and margining of swaps and other derivatives may increase the costs to the Funds of trading in these instruments and, as a result, may affect returns to investors in the Fund. In December 2015, the SEC proposed a new rule to regulate the use of derivatives by registered investment companies. If the rule goes into effect, it could limit the ability of the Fund to invest or remain invested in covered call options, to the extent that covered call options are deemed to involve derivatives.

Performance Information

Value Fund

The following bar chart shows the total return of the Value Fund from year to year (on a calendar year-to-date basis), and the table shows the Value Fund’s average annual total return over time compared with a broad-based market index. Both the bar chart and the table assume that all dividends and distributions are reinvested in the Value Fund and, by comparing the Fund’s performance with a broad measure of market performance, give some indication of the risks of an investment in the Fund. The Value Fund’s past performance, before and after taxes, is not necessarily an indication of how the Value Fund will perform in the future.

Updated performance information is available at www.cullenfunds.com or by calling 1-877-485-8586.

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Year-by-Year Total Return as of December 31, 2016

The Value Fund’s 2017 year-to-date total return through September 30, 2017 was 12.30%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	9.55%	Q4/2013
Lowest Return	-7.20%	Q3/2015

Average Annual Total Returns as of December 31, 2016

Value Fund, Retail Class	1 Year	Since Inception(1)
Returns before taxes	13.89%	11.32%
Returns after taxes on distributions(2)	12.77%	10.64%
Returns after taxes on distributions and sale of Fund shares	8.65%	8.85%

Value Fund, Class I
Returns before taxes	14.17%	11.60%
Value Fund, Class C
Returns before taxes	13.05%	10.48%

S&P 500® Total Return Index (reflects no deduction for fees, expenses or taxes)	11.96%	13.72%

(1)	The Value Fund commenced operations on September 1, 2012. The returns for the index have been calculated since the inception date of each class.

(2)	After-tax returns are shown for Retail Class shares only. After-tax returns for Class C and Class I shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

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Investment Adviser

Cullen Capital Management LLC serves as the investment adviser to the Value Fund.

Portfolio Managers

James P. Cullen, the Adviser’s Chairman, Chief Executive Officer and controlling member, has been a portfolio manager of the Value Fund since the Fund’s inception on September 1, 2012. He is also a founder of Schafer Cullen Capital Management, Inc., a registered investment adviser, and has been its Chairman and Chief Executive Officer since December 1982.

Brooks H. Cullen has served as co-portfolio manager of the Value Fund since the Fund’s inception on September 1, 2012. Mr. Cullen currently serves as Portfolio Manager and Vice Chairman at the Adviser and has worked there since May 2000.

Jennifer Chang has served as a co-portfolio manager of the Value Fund since April 14, 2014. Ms. Chang currently serves as Portfolio Manager and Executive Director at the Adviser and has worked there since 2006.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Value Fund on days the New York Stock Exchange (NYSE) is open for trading by written request to the addresses below, by wire transfer, by telephone at 1-877-485-8586 or through any broker/dealer organization that has a sales agreement with the Value Fund’s distributor. Purchases and redemptions by telephone are only permitted if you previously established these options on your account.

Regular mail: Cullen Funds, P.O. Box 13584, Denver, Colorado 80201

Overnight mail: Cullen Funds, 1290 Broadway, Suite 1100, Denver, Colorado 80203

The Value Fund accepts investment in the following minimum amounts:

Share Class:	Initial	Additional
Retail Class-Regular Accounts	$1,000	$100
Retail Class-IRAs and UGMA/UTMA Accounts, Simple	$250	$50
IRA, SEP-IRA, 403(b)(7), Keogh, Pension Plan and Profit
Sharing Plan Accounts
Class C-Regular Accounts	$1,000	$100
Class C-IRAs and UGMA/UTMA Accounts, Simple IRA,	$250	$50
SEP-IRA, 403(b)(7), Keogh, Pension Plan and Profit
Sharing Plan Accounts
Class I	$1,000,000	$100

•	A registered investment adviser may aggregate all client accounts investing in Class I shares of the Value Fund to meet the investment minimum.

•	If you use an Automatic Investment Plan (“AIP”) for a regular account for the Retail Class or Class C shares, the initial investment minimum to open an account is $50 and the additional investment minimum is $50.

•	If you use an AIP for a custodial or retirement plan account for the Retail Class or Class C shares, the initial investment minimum to open an account as well as the monthly additional investment amount is $25.

Tax Information

The Value Fund’s distributions to you are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

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Financial Intermediary Compensation

If you purchase the Value Fund through a broker-dealer or other financial intermediary (such as a bank or financial adviser), the Fund and/or its Adviser may pay the intermediary for the sale of the Value Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Value Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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YOUR INVESTMENT

Summary Information

Cullen Emerging Markets High Dividend Fund

Investment Objective

The Cullen Emerging Markets High Dividend Fund (the “Emerging Markets High Dividend Fund” or the “Fund”) seeks current income and long-term capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Emerging Markets High Dividend Fund.

Shareholder Fees (fees paid directly from your investment):

	Retail Class	Class C	Class I
Redemption Fee (as a percentage of amount
redeemed)[a]	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	Retail Class	Class C	Class I
Management Fee	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses[b]	0.32%	0.31%	0.32%
Acquired Fund Fees & Expenses	0.01%	0.01%	0.01%
Total Annual Fund Operating Expenses[c]	1.58%	2.32%	1.33%
Less Expense Reduction/Reimbursement[d]	-0.32%	-0.31%	-0.32%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.26%	2.01%	1.01%

[a]	You will be charged a 2% redemption fee if you redeem or exchange shares of the Emerging Markets High Dividend Fund within seven (7) days of purchase. The redemption fee is payable to the Emerging Markets High Dividend Fund and is intended to benefit the remaining shareholders by reducing the cost of short term trading. The Emerging Markets High Dividend Fund’s Transfer Agent charges a $15 wire redemption fee to shareholders who elect to redeem by wire transfer.

[b]	Other expenses, which include custodian, transfer agency, shareholder servicing plan fees and other customary fund expenses, are based on actual amounts from the Emerging Markets High Dividend Fund’s statement of operations for its most recently completed fiscal year.

[c]	The Total Annual Fund Operating Expenses in the table above may not correlate to the ratio of expenses to average net assets as reported in the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Emerging Markets High Dividend Fund and does not include Acquired Fund Fees and Expenses.

[d]	Cullen Capital Management LLC (the “Adviser”) has contractually agreed to limit the Net Annual Fund Operating Expenses (excluding Acquired Fund Fees and Expenses), interest, taxes and extraordinary expenses) to not more than 1.25% for Retail Class shares, 2.00% for Class C shares and 1.00% for Class I shares through October 31, 2018 (the “Termination Date”). The Adviser may, due to a recapture provision of the written fee waiver and expense reimbursement agreement (the “Agreement”), recapture any expenses or fees it has reduced or reimbursed within a three-year period from the date of reimbursement, provided that recapture does not

29

cause the Emerging Markets High Dividend Fund to exceed existing expense limitations. The Agreement to limit the Net Annual Operating Expenses may not be terminated by either the Emerging Markets High Dividend Fund or the Adviser prior to the Termination Date.

Expense Example

This example is intended to help you compare the cost of investing in the Emerging Markets High Dividend Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Emerging Markets High Dividend Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes your investment has a 5% return each year and that the Emerging Markets High Dividend Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years*	5 Years*	10 Years*
Retail Class	$128	$467	$830	$1,849
Class C	$204	$695	$1,211	$2,628
Class I	$103	$390	$698	$1,572

*	The Expense Example amounts assume that the expense limitation and reimbursement agreement remains in effect only through October 31, 2018. Thus, the 3 year, 5 year and 10 year examples reflect expense limitation and reimbursement only for the first year.

Portfolio Turnover

The Emerging Markets High Dividend Fund pays transaction costs, such as commissions, when it buys and sells securities (“portfolio turnover”). A higher portfolio turnover rate will result in higher transaction costs and may result in higher taxes when Emerging Markets High Dividend Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Emerging Markets High Dividend Fund’s performance. During the most recent fiscal year, the Emerging Markets Fund’s portfolio turnover rate was 52% of the average value of its portfolio.

Principal Investment Strategies

The Emerging Markets High Dividend Fund invests, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in high-dividend paying securities of companies across all capitalizations that are organized in, maintain at least 50% of their assets in, or derive at least 50% of their revenues from, emerging market countries. As a point of comparison, a high dividend paying common stock that the Emerging Markets High Dividend Fund would invest in would generally have a dividend yield greater than the average dividend yield of the equity securities in the MSCI Emerging Markets Index.

An emerging market country is any country that has been determined by an international organization, such as the World Bank, to have a relatively low to middle income economy. In selecting stocks, the Emerging Markets High Dividend Fund’s portfolio managers select companies that have growth potential, focusing on companies across all capitalizations. The Fund’s holdings may include issues denominated in currencies of emerging countries, investment companies (like country funds) which invest in emerging countries, American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”) and other similar instruments (ADRs, EDRs and GDRs are hereinafter collectively referred to as “depositary receipts”), and similar types of investments representing emerging markets securities. Depositary receipts may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts.

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The Emerging Markets High Dividend Fund may invest in securities issued by other investment companies, including exchange-traded funds (“ETFs”), and may also invest in money market funds.

The Emerging Markets High Dividend Fund intends to diversify its investments across different countries, and the percentage of the Emerging Markets High Dividend Fund’s assets invested in particular countries or regions will change from time to time based on the Adviser’s judgment. However, the Fund will not have more than 30% of its total assets invested as at the time of purchase in securities of any one country.

The Emerging Markets High Dividend Fund generally invests substantially all of its assets in common stocks and depositary receipts but can invest in other equity securities, which can include convertible debt, exchange-traded funds (ETFs) that invest primarily in equity securities, warrants, rights, equity interests in real estate investment trusts (REITs), equity interests in master limited partnerships (MLPs), and preferred stocks. The Emerging Markets High Dividend Fund invests roughly the same amount of its assets in each position in the portfolio at the time of original purchase, although the portfolio is not systematically rebalanced. This approach avoids the overweighting of any individual security being purchased. The Adviser may sell portfolio stocks when they are no longer attractive based on their growth potential, dividend yield or price.

As part of its strategy, the Emerging Markets High Dividend Fund, in order to generate additional income, will selectively write covered call options when it is deemed to be in the Fund’s best interest. A call option is a short-term contract entitling the purchaser, in return for a premium paid, the right to buy the underlying equity security at a specified price upon exercise of the option at any time prior to its expiration. Writing a covered call option allows the Emerging Markets High Dividend Fund to receive a premium. A call option gives the holder the right, but not the obligation, to buy the underlying equity stock from the writer of the option at a given price during a specific period.

The Emerging Markets High Dividend Fund will not engage in derivatives except to the extent that either (1) the writing of covered call options, and or (2) participatory notes, is deemed to involve derivatives.

Principal Risks

Like all investments, investing in the Emerging Markets High Dividend Fund involves risks, including the risk that you may lose part or all of the money you invest.

General Stock Risks. The Emerging Markets High Dividend Fund may experience sudden, unpredictable declines in value, as well as periods of poor performance through its investment in the stock market. Periods of poor performance and declines in value of the Emerging Markets High Dividend Fund’s underlying equity investments can be caused, and also be further prolonged by other factors confronting the global economy such as declining consumer and business confidence, malfunctioning credit markets, increased unemployment, reduced levels of capital expenditure, fluctuating commodity prices, bankruptcies, and other circumstances, all of which can individually and collectively have direct effects on the valuation and/or earnings power of the companies in which the Emerging Markets High Dividend Fund invests. Stock markets worldwide have experienced significant volatility in recent periods as a result of market participants reacting to economic data and market indicators that have contradicted previous assumptions and estimates. At times, these reactions have created scenarios where investors and traders have redeemed their investments/holdings en masse, thereby creating additional and often significant downward price pressure than might be experienced in less volatile periods. Market participants’ views on the valuation and/or earnings power of a company and the overall state of the economy can cause similar significant short-term and long-term volatility in the value of the Emerging Markets High Dividend Fund’s shares. As a result, you could lose money investing in the Emerging Markets High Dividend Fund.

Foreign Securities Risks. Foreign investments involve additional risks, which include currency exchange-rate fluctuations, political and economic instability, differences in financial reporting standards, and less-strict regulation of securities markets. More specific risks include:

•	future political and economic developments,
•	the imposition of foreign withholding taxes on dividend and interest income payable on the securities,
•	the possible establishment of exchange controls,

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•	the possible seizure or nationalization of foreign investments, and
•	the adoption of other foreign governmental restrictions which might adversely affect the payment of amounts due with respect to such securities.

You may lose money by investing in the Emerging Markets High Dividend Fund if any of the following occur:

•	foreign stock markets decline in value,
•	the Emerging Markets High Dividend Fund has difficulty selling smaller capitalization or emerging market stocks during a market due to lower liquidity,
•	the value of a foreign currency declines relative to the U.S. dollar, or
•	political, social or economic instability in a foreign country causes the value of the Emerging Markets High Dividend Fund’s investments to decline.

All of the risks of investing in foreign securities are heightened by investing in emerging markets. Emerging markets have been more volatile than the markets of developed countries with more mature economies. ADRs are subject to the risks of foreign investments and may not always track the price of the underlying foreign security. Even when denominated in U.S. currency, the depositary receipts are subject to currency risk if the underlying security is denominated in a foreign currency.

Risk of Investing in Emerging Market Countries. The securities of issuers located in emerging markets tend to be more volatile and less liquid than securities of issuers located in more mature economies, and emerging markets generally have less diverse, less mature economic structures and less stable political systems than those of developed countries. The securities of issuers located or doing substantial business in emerging markets are often subject to rapid and large changes in price and may be particularly sensitive to certain economic changes.

There may be less government supervision and regulation of foreign securities and currency markets, trading systems and brokers in certain foreign markets as compared to the United States, which may decrease the rights and protections of investors in the Emerging Markets High Dividend Fund. Information about securities may not be as readily available as in the United States because foreign issuers may not be subject to the same disclosure, accounting and financial reporting standards and practices as U.S. issuers which may increase the Emerging Markets High Dividend Fund’s regulatory and compliance burden. Brokerage commissions, withholding taxes, custodial fees, and other fees generally are higher in foreign markets. The policies and procedures followed by foreign stock exchanges, currency markets, trading systems and brokers may differ from those applicable in the United States, with possibly negative consequences to the Emerging Markets High Dividend Fund. Differences in the legal system between foreign governments and the United States may make it difficult for the Fund to vote proxies, exercise shareholder rights, and pursue legal remedies with respect to its foreign investments.

In the past, governments within the emerging markets have become overly reliant on the international capital markets and other forms of foreign credit to finance public spending programs that cause large deficits. Often, interest payments on such government debt, representing a large percentage of total GDP, has become too burdensome for governments within emerging markets to meet. Some governments within emerging markets have been forced to seek a restructuring of their loan and/or bond obligations and have declared a temporary suspension of interest payments or have defaulted. These events have affected adversely the values of securities issued by governments within emerging markets and companies in emerging markets countries and have impacted negatively both the present cost of borrowing and their ability to borrow in the future.

Small-Capitalization Companies Risks. The Emerging Markets High Dividend Fund invests in the stocks of small-capitalization companies. Small-capitalization companies often have narrower markets and limited managerial and financial resources compared to those of larger, more established companies. As a result, their performance can be more volatile, and they face greater risk of business reversals, which could increase the volatility of the Emerging Markets High Dividend Fund’s portfolio. Further, due to thin trading in some such companies, an investment may be more illiquid (i.e., harder to sell) than that of larger capitalization stocks.

Medium-Capitalization Companies Risk. The Emerging Markets High Dividend Fund may invest in the stocks of medium-capitalization companies. Medium-capitalization companies often have narrower markets and limited managerial and financial resources compared to those of larger, more established companies. As a result, their

32

performance can be more volatile and they face greater risk of business reversals, which could increase the volatility of the Emerging Markets High Dividend Fund’s portfolio.

Large-Capitalization Companies Risk. The Emerging Markets High Dividend Fund may invest in the stocks of large-capitalization companies. Securities issued by large-capitalization companies tend to be less volatile than securities issued by smaller companies. However, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges.

Value Style Investing Risks. Different types of equity investment strategies tend to shift in and out of favor depending on market and economic conditions, and the performance resulting from the Emerging Markets High Dividend Fund’s “value” investment style may sometimes be lower than that of equity funds following other styles of investment.

Foreign Currency Risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, which will reduce the value of investments denominated in those currencies held by the Emerging Markets High Dividend Fund.

Market Disruptions Risk; Sovereign Debt Crises Risks. The global financial markets have in recent years undergone pervasive and fundamental disruptions.  This global market turmoil has led to increased market volatility. Consumer and business confidence remains fragile and subject to possible reversal for a variety of reasons, including high and growing debt levels by many consumers, business institutions and governments in the United States, certain countries in Europe and elsewhere around the world, and continued weakness in global job markets.  The securities of the United States, as well as several countries across Europe and Asia, have in recent years been, or are at risk of being, downgraded, and sovereign debt crises have persisted in certain countries in those regions.  These events and circumstances could result in further market disruptions that could adversely affect financial markets on a global basis.

Government Intervention Risk.  The global financial markets have in the past few years gone through pervasive and fundamental disruptions which have led to extensive and unprecedented governmental intervention.  Such intervention has in certain cases been implemented on an “emergency” basis, suddenly and substantially eliminating market participants’ ability to continue to implement certain strategies or manage the risk of their outstanding positions.  In addition, these interventions have typically been unclear in scope and application, resulting in confusion and uncertainty which in itself has been materially detrimental to the efficient functioning of the markets as well as previously successful investment strategies.

Derivative contracts, including, without limitation, swaps, currency forwards and non-deliverable forwards, are subject to regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”). Under the Dodd-Frank Act, certain derivatives are subject to margin requirements. Implementation of regulations under the Dodd-Frank Act regarding clearing, mandatory trading and margining of swaps and other derivatives may increase the costs to the Funds of trading in these instruments and, as a result, may affect returns to investors in the Fund. In December 2015, the SEC proposed a new rule to regulate the use of derivatives by registered investment companies. If the rule goes into effect, it could limit the ability of the Fund to invest or remain invested in covered call options, to the extent that covered call options are deemed to involve derivatives.

Performance Information

The following bar chart shows the total return of the Emerging Markets High Dividend Fund from year to year (on a calendar year-to-date basis), and the table shows the Emerging Markets High Dividend Fund’s average annual total return over time compared with a broad-based market index. Both the bar chart and the table assume that all dividends and distributions are reinvested in the Emerging Markets High Dividend Fund and, by comparing the Fund’s performance with a broad measure of market performance, give some indication of the risks of an investment in the Fund. The Emerging Markets High Dividend Fund’s past performance, before and after taxes, is not necessarily an indication of how the Emerging Markets High Dividend Fund will perform in the future.

Updated performance information is available at www.cullenfunds.com or by calling 1-877-485-8586.

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Year-by-Year Total Return as of December 31, 2016

The Emerging Markets High Dividend Fund’s 2017 year-to-date total return through September 30, 2017 was 22.08%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	7.12%	Q3/2016
Lowest Return	-15.21%	Q3/2015

Average Annual Total Returns as of December 31, 2016
Emerging Markets High Dividend Fund, Retail Class	1 Year	Since Inception(1)
Returns before taxes	6.01%	1.06%
Returns after taxes on distributions(2)	4.93%	0.14%
Returns after taxes on distributions and sale of Fund shares	3.85%	0.60%

Emerging Markets High Dividend Fund, Class I
Returns before taxes	6.21%	1.34%
Emerging Markets High Dividend Fund, Class C
Returns before taxes	5.22%	0.28%

MSCI Emerging Markets Stock Index (reflects no deduction for fees, expenses or taxes)	11.19%	0.20%

(1)	The Emerging Markets High Dividend Fund commenced operations on September 1, 2012. The returns for the index have been calculated since the inception date of each class.
(2)	After-tax returns are shown for Retail Class shares only. After-tax returns for Class C and Class I shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

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Investment Adviser

Cullen Capital Management LLC serves as the Adviser to the Emerging Markets High Dividend Fund.

Portfolio Managers

James P. Cullen, the Adviser’s Chairman, Chief Executive Officer and controlling member, has been co-portfolio manager of the Emerging Markets High Dividend Fund since the Fund’s inception on September 1, 2012. He is also a founder of Schafer Cullen Capital Management, Inc., a registered investment adviser, and has been its Chairman and Chief Executive Officer since December 1982.

Rahul D. Sharma has served as a co-portfolio manager for the Emerging Markets High Dividend Fund since it commenced operations on September 1, 2012. Mr. Sharma currently serves as Portfolio Manager and Executive Director at the Adviser and has worked there since May 2000.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Emerging Markets High Dividend Fund on days the NYSE is open for trading by written request to the addresses below, by wire transfer, by telephone at 1-877-485-8586 or through any broker/dealer organization that has a sales agreement with the Fund’s distributor. Purchases and redemptions by telephone are only permitted if you previously established these options on your account.

Regular mail: Cullen Funds, P.O. Box 13584, Denver, Colorado 80201

Overnight mail: Cullen Funds, 1290 Broadway, Suite 1100, Denver, Colorado 80203

The Emerging Markets High Dividend Fund accepts investment in the following minimum amounts:

Share Class:	Initial	Additional
Retail Class-Regular Accounts	$1,000	$100
Retail Class-IRAs and UGMA/UTMA Accounts, Simple
IRA, SEP-IRA, 403(b)(7), Keogh, Pension Plan and Profit
Sharing Plan Accounts	$250	$50
Class C-Regular Accounts	$1,000	$100
Class C-IRAs and UGMA/UTMA Accounts, Simple IRA,
SEP-IRA, 403(b)(7), Keogh, Pension Plan and Profit
Sharing Plan Accounts	$250	$50
Class I	$1,000,000	$100

•	A registered investment adviser may aggregate all client accounts investing in Class I shares of the Emerging Markets High Dividend Fund to meet the investment minimum.
•	If you use an Automatic Investment Plan (“AIP”) for a regular account for the Retail Class or Class C shares, the initial investment minimum to open an account is $50 and the additional investment minimum is $50.
•	If you use an AIP for a custodial or retirement plan account for the Retail Class or Class C shares, the initial investment minimum to open an account as well as the monthly additional investment amount is $25.

Tax Information

The Emerging Markets High Dividend Fund’s distributions to you are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

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Financial Intermediary Compensation

If you purchase the Emerging Markets High Dividend Fund through a broker-dealer or other financial intermediary (such as a bank or financial adviser), the Emerging Markets High Dividend Fund and/or its Adviser may pay the intermediary for the sale of Emerging Markets High Dividend Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Emerging Markets High Dividend Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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YOUR INVESTMENT

Summary Information

Cullen Enhanced Equity Income Fund

Investment Objective

The Cullen Enhanced Equity Income Fund (the “Enhanced Equity Income Fund” or the “Fund”) seeks long-term capital appreciation and current income.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Enhanced Equity Income Fund.

Shareholder Fees (fees paid directly from your investment):

	Retail Class	Class C	Class I
Redemption Fee (as a percentage of amount
redeemed)[a]	2.00%	2.00%	2.00%

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	Retail Class	Class C	Class I
Management Fee	1.00%	1.00%	1.00%
Distribution and Service (12b-1) Fees	0.25%	1.00%	0.00%
Other Expenses[b]	2.58%	2.58%	2.50%
Acquired Fund Fees & Expenses	0.02%	0.02%	0.02%
Total Annual Fund Operating Expenses[c]	3.85%	4.60%	3.52%
Less Expense Reduction/Reimbursement[d]	-2.83%	-2.82%	-2.75%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.02%	1.77%	0.77%

[a]	You will be charged a 2% redemption fee if you redeem or exchange shares of the Enhanced Equity Income Fund within seven (7) days of purchase. The redemption fee is payable to the Enhanced Equity Income Fund and is intended to benefit the remaining shareholders by reducing the cost of short term trading. The Enhanced Equity Income Fund’s Transfer Agent charges a $15 wire redemption fee to shareholders who elect to redeem by wire transfer.

[b]	Other expenses, which include custodian, transfer agency, shareholder servicing plan fees and other customary fund expenses, are based on actual amounts from the Enhanced Equity Income Fund’s statement of operations for its most recently completed fiscal year.

[c]	The Total Annual Fund Operating Expenses in the table above may not correlate to the ratio of expenses to average net assets as reported in the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Enhanced Equity Income Fund and does not include Acquired Fund Fees and Expenses.

[d]	Cullen Capital Management LLC (the “Adviser”) has contractually agreed to limit the Net Annual Fund Operating Expenses (excluding Acquired Fund Fees & Expenses), interest, taxes, and extraordinary expenses) to not more than 1.00% for Retail Class shares, 1.75% for Class C shares and 0.75% for Class I shares of the Enhanced Equity Income Fund, through October 31, 2018 (the “Termination Date”). The Adviser may, due to a recapture provision of the written fee waiver and expense reimbursement agreement (the “Agreement”), recapture any expenses or fees it has reduced or reimbursed within a three-year period from the date of

37

reimbursement, provided that recapture does not cause the Enhanced Equity Income Fund to exceed existing expense limitations. The Agreement to limit the Net Annual Fund Operating Expenses may not be terminated by either the Enhanced Equity Income Fund or the Adviser prior to the Termination Date.

Expense Example

This example is intended to help you compare the cost of investing in the Enhanced Equity Income Fund with the cost of investing in other mutual funds. This example assumes that you invest $10,000 in the Enhanced Equity Income Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes your investment has a 5% return each year, and that the Enhanced Equity Income Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years*	5 Years*	10 Years*
Retail Class	$104	$914	$1,742	$3,895
Class C	$180	$1,131	$2,090	$4,521
Class I	$79	$823	$1,589	$3,605

*	The Expense Example amounts assume that the expense waiver and reimbursement agreement remains in effect only through October 31, 2018. Thus, the 3 year, 5 year and 10 year examples reflect expense limitation and reimbursement only for the first year.

Portfolio Turnover

The Enhanced Equity Income Fund pays transaction costs, such as commissions, when it buys and sells securities (“portfolio turnover”). A higher portfolio turnover rate will result in higher transaction costs and may result in higher taxes when the Enhanced Equity Income Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Enhanced Equity Income Fund’s performance. Further, by writing covered call options, the Fund’s portfolio securities are susceptible to being called by the holder of the option, thereby creating a likelihood of additional portfolio turnover. During the most recent fiscal period, the Enhanced Equity Income Fund’s portfolio turnover rate was 154% of the average value of its portfolio.

Principal Investment Strategies

The Enhanced Equity Income Fund invests, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in dividend paying common stocks of medium-capitalization companies (which are companies with a typical capitalization range of between $5 billion and $12 billion at the time of investment) and large-capitalization companies (which are companies with a typical capitalization range greater than $12 billion at the time of investment). As a point of comparison, a high dividend common stock that the Enhanced Equity Income Fund would invest in would generally have a dividend yield greater than the average dividend yield of the equity securities in the S&P 500® Index.

The Enhanced Equity Income Fund invests roughly similar amounts of its assets in each stock in the portfolio at the time of original purchase, although the portfolio is not systematically rebalanced. This approach avoids the overweighting of any individual security being purchased. In addition to seeking high dividend yield, the Adviser employs a “value” style investing approach, which means that it selects stocks for the portfolio by screening for securities with low price-to-earnings ratios but that possess above-average earnings and dividend growth potential. For securities that meet such screening criteria, the Adviser will conduct fundamental research on the underlying company. The Adviser may sell portfolio stocks when they are no longer attractive based on their growth potential, dividend yield or price.

As part of its strategy, the Enhanced Equity Income Fund, in order to generate additional portfolio income, will selectively write covered call options, on a target range of between 25-40% of the underlying equity securities

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owned by the Enhanced Equity Income Fund. A call option is a short-term contract entitling the purchaser, in return for a premium paid, the right to buy the underlying equity security at a specified price upon exercise of the option at any time prior to its expiration. Writing a covered call option allows the Enhanced Equity Income Fund to receive a premium. A call option gives the holder the right, but not the obligation, to buy the underlying equity stock from the writer of the option at a given price during a specific period.

The Enhanced Equity Income Fund may invest up to 30% of its assets in foreign securities. These investments are generally made in American Depositary Receipts (“ADRs”), which trade on U.S. exchanges. ADRs may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary, whereas a depositary may establish an unsponsored facility without participation by the issuer of the depositary security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts.

The Enhanced Equity Income Fund generally invests substantially all of its assets in common stocks and ADRs but may invest in other equity securities, which can include convertible debt, exchange-traded funds (ETFs) that invest primarily in equity securities, warrants, rights, equity interests in real estate investment trusts (REITs), equity interests in master limited partnerships (MLPs), and preferred stocks.

The Fund will not engage in derivatives except to the extent that the writing of covered call options is deemed to involve derivatives.

Principal Risks

Like all investments, investing in the Enhanced Equity Income Fund involves risks, including the risk that you may lose part or all of the money you invest.

General Stock Risks. The Enhanced Equity Income Fund’s major risks are those of investing in the stock market, which can mean that the Enhanced Equity Income Fund may experience sudden, unpredictable declines in value, as well as periods of poor performance. Periods of poor performance and declines in value of the Enhanced Equity Income Fund’s underlying equity investments can be caused, and also be further prolonged, by many circumstances that can confront the global economy such as declining consumer and business confidence, malfunctioning credit markets, increased unemployment, reduced levels of capital expenditure, fluctuating commodity prices, bankruptcies, and other circumstances, all of which can individually and collectively have direct effects on the valuation and/or earnings power of the companies in which the Enhanced Equity Income Fund invests. Stock markets worldwide have experienced significant volatility in recent periods as a result of market participants reacting to economic data and market indicators that have contradicted previous assumptions and estimates. At times, these reactions have created scenarios where investors and traders have redeemed their investments/holdings en masse thereby creating additional and often significant downward price pressure than might be experienced in less volatile periods. In the future, market participants’ views on the valuation and/or earnings power of a company and the overall state of the economy can cause similar significant short-term and long-term volatility in the value of the Enhanced Equity Income Fund’s shares. As a result, you could lose money investing in the Enhanced Equity Income Fund.

Options or Covered Call Writing. The market price of the covered call options will, in most instances, move in conjunction with the price of the underlying respective equity security. However, if the security rises in value and the covered call option is exercised, the Enhanced Equity Income Fund may not participate fully in the market appreciation of the security, which may negatively affect your investment return. The Fund’s writing of covered call options are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation.

The U.S. government is in the process of adopting and implementing regulations governing derivatives markets, which may include options or covered call writing, including mandatory clearing of certain derivatives, margin, reporting and registration requirements. The ultimate impact of the regulations remains unclear. Additional U.S. or other regulations may make derivatives more costly, impose reporting and other obligations on the Fund in

39

connection with its investments in derivatives, may limit the availability of derivatives, or may otherwise adversely affect the value or performance of derivatives. Future regulatory developments may impact the Fund’s ability to invest or remain invested in certain derivatives. The Adviser cannot predict the effects of any new governmental regulation that may be implemented on the ability of the Fund to use derivative products, including options or covered calls, and there can be no assurance that any new governmental regulation will not adversely affect the Fund’s ability to achieve its investment objectives.

Medium-Capitalization Companies Risk. The Enhanced Equity Income Fund may invest in the stocks of medium-capitalization companies. Medium-capitalization companies often have narrower markets and limited managerial and financial resources compared to those of larger, more established companies. As a result, their performance can be more volatile and they face greater risk of business reversals, which could increase the volatility of the Enhanced Equity Income Fund’s portfolio.

Large-Capitalization Companies Risk. The Enhanced Equity Income Fund may invest in the stocks of large-capitalization companies. Securities issued by large-capitalization companies tend to be less volatile than securities issued by smaller companies. However, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges.

Value Style Investing Risk. Different types of equity investment strategies tend to shift in and out of favor depending on market and economic conditions, and the performance resulting from the Enhanced Equity Income Fund’s “value” investment style may sometimes be lower than that of equity funds following other styles of investment.

Foreign Securities Risk. Foreign investments involve additional risks, which include currency exchange-rate fluctuations, political and economic instability, differences in financial reporting standards, and less-strict regulation of securities markets. More specific risks include:

•	future political and economic developments,
•	the imposition of foreign withholding taxes on dividend and interest income payable on the securities,
•	the possible establishment of exchange controls,
•	the possible seizure or nationalization of foreign investments, and
•	the adoption of other foreign governmental restrictions which might adversely affect the payment of amounts due with respect to such securities.

You may lose money by investing in the Enhanced Equity Income Fund if any of the following occur:

•	foreign stock markets decline in value,
•	the Enhanced Equity Income Fund has difficulty selling smaller capitalization or emerging market stocks during a market due to lower liquidity,
•	the value of a foreign currency declines relative to the U.S. dollar, or
•	political, social or economic instability in a foreign country causes the value of the Enhanced Equity Income Fund’s investments to decline.

All of the risks of investing in foreign securities are heightened by investing in emerging markets. Emerging markets have been more volatile than the markets of developed countries with more mature economies. ADRs are subject to the risks of foreign investments and may not always track the price of the underlying foreign security. Even when denominated in U.S. currency, the depositary receipts are subject to currency risk if the underlying security is denominated in a foreign currency.

Market Disruptions Risk; Sovereign Debt Crises Risks. The global financial markets have in recent years undergone pervasive and fundamental disruptions.  This global market turmoil has led to increased market volatility.Consumer and business confidence remains fragile and subject to possible reversal for a variety of reasons, including high and growing debt levels by many consumers, business institutions and governments in the United States, certain countries in Europe and elsewhere around the world, and continued weakness in global job markets.  The securities of the United States, as well as several countries across Europe and Asia, have in recent

40

years been, or are at risk of being, downgraded, and sovereign debt crises have persisted in certain countries in those regions.  These events and circumstances could result in further market disruptions that could adversely affect financial markets on a global basis.

Government Intervention Risk.  The global financial markets have in the past few years gone through pervasive and fundamental disruptions which have led to extensive and unprecedented governmental intervention.  Such intervention has in certain cases been implemented on an “emergency” basis, suddenly and substantially eliminating market participants’ ability to continue to implement certain strategies or manage the risk of their outstanding positions.  In addition, these interventions have typically been unclear in scope and application, resulting in confusion and uncertainty which in itself has been materially detrimental to the efficient functioning of the markets as well as previously successful investment strategies.

Derivative contracts, including, without limitation, swaps, currency forwards and non-deliverable forwards, are subject to regulation under the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”). Under the Dodd-Frank Act, certain derivatives are subject to margin requirements. Implementation of regulations under the Dodd-Frank Act regarding clearing, mandatory trading and margining of swaps and other derivatives may increase the costs to the Funds of trading in these instruments and, as a result, may affect returns to investors in the Fund. In December 2015, the SEC proposed a new rule to regulate the use of derivatives by registered investment companies. If the rule goes into effect, it could limit the ability of the Fund to invest or remain invested in covered call options, to the extent that covered call options are deemed to involve derivatives.

Performance Information

The following bar chart shows the total return of the Enhanced Equity Income Fund from year to year (on a calendar year-to-date basis), and the table shows the Enhanced Equity Income Fund’s average annual total return over time compared with a broad-based market index. Both the bar chart and the table assume that all dividends and distributions are reinvested in the Enhanced Equity Income Fund and, by comparing the Fund’s performance with a broad measure of market performance, give some indication of the risks of an investment in the Fund. The Enhanced Equity Income Fund’s past performance, before and after taxes, is not necessarily an indication of how the Enhanced Equity Income Fund will perform in the future.

Updated performance information is available at www.cullenfunds.com or by calling 1-877-485-8586.

Year-by-Year Total Return as of December 31, 2016

The Enhanced Equity Income Fund’s 2017 year-to-date total return through September 30, 2017 was 9.22%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)
	Return	Quarter/Year
Highest Return	5.59%	Q2/2016
Lowest Return	1.17%	Q3/2016

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Average Annual Total Returns as of December 31, 2016
Enhanced Equity Income Fund, Retail Class	1 Year	Since Inception(1)
Returns before taxes	11.30%	10.48%
Returns after taxes on distributions(2)	7.97%	7.31%
Returns after taxes on distributions and sale of Fund shares	6.61%	6.66%

Enhanced Equity Income Fund, Class I
Returns before taxes	11.58%	10.75%
Enhanced Equity Income Fund, Class C
Returns before taxes	10.42%	9.64%

CBOE S&P 500 BuyWrite Index (reflects no deduction for fees, expenses or taxes)	7.07%	6.88%

(1)	The Enhanced Equity Income Fund commenced operations on December 15, 2015. The returns for the index have been calculated since the inception date of each class.

(2)	After-tax returns are shown for Retail Class shares only. After-tax returns for Class C and Class I shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Investment Adviser

Cullen Capital Management LLC serves as the investment adviser to the Enhanced Equity Income Fund.

Portfolio Managers

James P. Cullen, the Adviser’s Chairman, Chief Executive Officer and controlling member, has been a portfolio manager of the Enhanced Equity Income Fund since the Fund’s inception on December 15, 2015. He is also a founder of Schafer Cullen Capital Management, Inc., a registered investment adviser, and has been its Chairman and Chief Executive Officer since December 1982.

Jennifer Chang has served as a co-portfolio manager of the Enhanced Equity Income Fund since its inception on December 15, 2015. Ms. Chang currently serves as Portfolio Manager and Executive Director at the Adviser and has worked there since 2006.

Tim Cordle has served as a co-portfolio manager of the Fund since its inception on December 15, 2015. Mr. Cordle currently serves as Portfolio Manager and Managing Director at the Adviser and has worked there since 2012.

Mike Kelly has served as a co-portfolio manager of the Fund since October 28, 2016. Mr. Kelly currently serves as Portfolio Manager and Research Director at the Adviser and has worked there since 2007.

Purchase and Sale of Fund Shares

You may purchase or redeem shares of the Enhanced Equity Income Fund on days the New York Stock Exchange (NYSE) is open for trading by written request to the addresses below, by wire transfer, by telephone at 1-877-485-8586 or through any broker/dealer organization that has a sales agreement with the Enhanced Equity Income Fund’s

42

distributor. Purchases and redemptions by telephone are only permitted if you previously established these options on your account.

Regular mail: Cullen Funds, P.O. Box 13584, Denver, Colorado 80201

Overnight mail: Cullen Funds, 1290 Broadway, Suite 1100, Denver, Colorado 80203

The Enhanced Equity Income Fund accepts investment in the following minimum amounts:

Share Class:	Initial	Additional
Retail Class-Regular Accounts	$1,000	$100
Retail Class-IRAs and UGMA/UTMA Accounts, Simple	$250	$50
IRA, SEP-IRA, 403(b)(7), Keogh, Pension Plan and Profit
Sharing Plan Accounts
Class C-Regular Accounts	$1,000	$100
Class C-IRAs and UGMA/UTMA Accounts, Simple IRA,	$250	$50
SEP-IRA, 403(b)(7), Keogh, Pension Plan and Profit
Sharing Plan Accounts
Class I	$1,000,000	$100

•	A registered investment adviser may aggregate all client accounts investing in Class I shares of the Enhanced Equity Income Fund to meet the investment minimum.
•	If you use an Automatic Investment Plan (“AIP”) for a regular account for the Retail Class or Class C shares, the initial investment minimum to open an account is $50 and the additional investment minimum is $50.
•	If you use an AIP for a custodial or retirement plan account for the Retail Class or Class C shares, the initial investment minimum to open an account as well as the monthly additional investment amount is $25.

Tax Information

The Enhanced Equity Income Fund’s distributions to you are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an IRA.

Financial Intermediary Compensation

If you purchase the Enhanced Equity Income Fund through a broker-dealer or other financial intermediary (such as a bank or financial adviser), the Enhanced Equity Income Fund and/or its Adviser may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other financial intermediary and your salesperson to recommend the Enhanced Equity Income Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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ADDITIONAL INFORMATION ON INVESTMENT POLICIES AND RISKS

This section contains additional detail on the investment strategies of each of the High Dividend Fund, International High Dividend Fund, Small Cap Value Fund, Value Fund, Emerging Markets High Dividend Fund, and Enhanced Equity Income Fund (each, a “Fund,” and together, the “Funds”), the related risks that you would face as a shareholder of a Fund and also information about how to find out more about a Fund’s portfolio holdings disclosure policy.

The Funds invest in securities that the Adviser believes offer the prospect of an increase in value over a long-term investment horizon, which the Adviser generally defines as three to five years. For the most part, each Fund will invest in common stocks of companies having a low stock market valuation at the time of purchase (as measured by price/earnings ratios as compared with the average price/earnings ratio of the equity securities versus market averages). The Adviser then monitors investments for price movement and earnings developments. Once a security is purchased, the Adviser will generally hold it in a Fund’s portfolio until it no longer meets such Fund’s financial or valuation criteria.

Although there may be some short-term portfolio turnover, particularly from exercised covered call options written, the Adviser generally purchases securities which it believes will appreciate in value over the long-term. However, securities may be sold without regard to the time they have been held when, in the Adviser’s opinion, investment considerations warrant such action. Such considerations can include downward price movement, the probability of a decrease in a security’s value and negative earnings developments.

The Funds do not concentrate their investments in any particular industry or group of industries, but diversify their holdings among as many different companies and industries as seems appropriate in light of conditions prevailing at any given time.

The Funds intend to be fully invested, which generally means that the Funds will be at least 80% invested, plus borrowings for investment purposes, in stocks at all times except to the extent that:

•	unusually large share purchases necessitate the holding of cash equivalents while additional equities are identified and purchased; or
•	anticipated share redemptions indicate that the Funds should hold larger cash reserves to better manage such redemptions.

Investments may also be made in (i) debt securities which are convertible into equity securities, (ii) preferred stocks which are convertible into common stocks, and (iii) warrants or other rights to purchase common stock, all of which are considered by the Adviser to be equity securities. The Adviser generally does not engage in market timing by shifting the portfolio or a significant portion thereof in or out of the market in anticipation of market fluctuations.

A portion of the Funds’ assets may be held from time to time in cash or cash equivalents when the Adviser is unable to identify attractive equity investments. Cash equivalents, which can include certificates of deposit, bankers’ acceptances, time deposits, commercial paper, short-term notes, or money market instruments, are instruments or investments of such high liquidity and safety that they are considered almost as safe as cash.

The Funds may temporarily depart from their respective principal investment strategies by making short-term investments in cash and cash equivalents, when the Funds experience periods of heavy cash inflows from shareholders purchasing such Fund’s shares. This may result in a Fund not achieving its investment objective and such Fund’s performance may be negatively affected as a result. To the extent that a Fund uses a money market fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s advisory fees and operational expenses.

The High Dividend Fund, Small Cap Value Fund, Value Fund and Enhanced Equity Income Fund invest primarily in the securities of U.S. issuers, although each Fund has the ability to invest up to 30% of its net assets in securities of foreign issuers, or depositary receipts for such securities, which are traded in a U.S. market or are available through a U.S. broker or dealer (regardless of whether traded in U.S. dollars) and which meet the criteria for investment selection set forth above. In addition, the International High Dividend Fund and the Emerging Markets

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High Dividend Fund invest primarily in securities of foreign issuers. As a result, these Funds may be subject to additional investment risks that are different in some respects from those experienced by a fund that invests only in securities of U.S. domestic issuers.

Such risks include:

•	future political and economic developments,
•	the imposition of foreign withholding taxes on dividend and interest income payable on the securities,
•	the possible establishment of exchange controls,
•	the possible seizure or nationalization of foreign investments, and
•	the adoption of other foreign governmental restrictions which might adversely affect the payment of amounts due with respect to such securities.

With respect to the securities of foreign issuers which are denominated in foreign currencies, such risks also include currency exchange-rate risk. Generally, the foreign issues that the High Dividend Fund, Small Cap Value Fund, Value Fund, and Enhanced Equity Income Fund purchase are in the form of depository receipts and are, therefore, subject to exchange controls; however, there can be no assurance that exchange control laws will apply to certain of the applicable Fund’s investments. In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing, financial record-keeping and shareholder reporting standards and requirements as domestic issuers.

There are market risks inherent in any investment, and there is no assurance that the respective primary investment objectives of each Fund will be realized or that any income will be earned. Moreover, the application of a Fund’s investment policies is dependent upon the Adviser’s judgment. You should realize that there are risks in any policy dependent upon judgment and that the Adviser does not make any representation that the objectives of any Fund will be achieved or that there may not be substantial losses in any particular investment.

The Enhanced Equity Income Fund will write covered call options in order to generate additional income. Writing a covered call involves the Fund selling a call option for an equity security that is currently held in its portfolio. Generally, the Adviser does not expect investments in covered call options to exceed 40% of the Enhanced Equity Income Fund’s net assets; however, subject to other restrictions described herein, the Fund is not restricted in their ability to invest up to 100% of their assets in covered call options.

The purchaser of a call option has the right to buy, and the writer (in this case the Fund) of a call option has the obligation to sell, an underlying security at a specified exercise price during a specified option period. The advantage of writing covered calls is that the Fund receives a premium for writing the call, which is additional income. However, if the security rises in value and the call is exercised, the Fund may not participate fully in the market appreciation of the security.

The Funds may participate in a program offered by ReFlow, LLC (“ReFlow”). ReFlow is designed to provide an alternative source of funding to help meet shareholder redemptions while minimizing the Funds’ costs and cash flow disruptions (compared to selling portfolio securities or relying on borrowing cash), allowing the Funds to remain more fully invested. ReFlow provides this liquidity by being prepared to purchase shares issued by a Fund, at that Fund’s net asset value, equal to the amount of that Fund’s net redemptions on any given day. On subsequent days when the Fund experiences net subscriptions, ReFlow redeems its holdings at the Fund’s net asset value on that day. When a Fund participates in the ReFlow program, such fund pays ReFlow a fee at a rate determined by a daily auction with other participating mutual funds in the ReFlow program. There is no assurance that ReFlow will have sufficient funds available to meet the Funds’ liquidity needs on a particular day and ReFlow is prohibited from acquiring more than 3% of the outstanding shares of any Fund.

At any time the value of a Fund’s shares may be more or less than your cost of shares.

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Policies and Risk Factors Specific to the International High Dividend Fund and the Emerging Markets High Dividend Fund

The International High Dividend Fund and Emerging Markets High Dividend Fund invest primarily in the securities of foreign issuers or in depositary receipts, although each Fund has the ability to invest up to 20% of its net assets in securities of U.S. issuers which meet the criteria for investment selection set forth above. As a result, these Funds may be subject to additional investment risks that are different in some respects from those experienced by a fund that invests only in securities of, respectively, U.S. domestic or U.S. based foreign issuers.

The International High Dividend Fund intends to diversify its investments across different countries, and the percentage of its nets assets invested in particular countries or regions will change from time to time based on the Adviser’s judgment. The International High Dividend Fund intends to invest in the securities of companies located in developed countries and, to a lesser extent, those located in emerging markets.

The Emerging Markets High Dividend Fund intends to diversify its investments across different countries deemed emerging markets, and the percentage of Fund assets invested in particular countries or regions will change from time to time based on the Adviser’s judgment.

WHO SHOULD INVEST IN THE FUNDS?

The Funds are appropriate for investors who are comfortable with the risks described in this prospectus and who have long-term investment goals. The Funds are not appropriate for investors concerned primarily with principal stability.

PORTFOLIO HOLDINGS INFORMATION

A description of the Funds’ policies and procedures with respect to the disclosure of the Funds’ portfolio securities is available in the Funds’ Statement of Additional Information (SAI). Currently, disclosure of the Funds’ holdings is required to be made quarterly within 60 days of the end of each fiscal quarter in Annual and Semi-Annual Reports to shareholders and in the quarterly holdings report on Form N-Q. You may obtain copies of the SAI and these reports by making a request to:

Cullen Funds
P.O. Box 13584
Denver, CO 80201

You can also obtain the SAI, quarterly holdings reports, Annual and Semi-Annual Reports on the SEC’s website at www.sec.gov and on the Funds’ website at www.cullenfunds.com.

WHO MANAGES THE FUNDS?

Investment Adviser

Cullen Capital Management LLC, located at 645 Fifth Avenue, New York, New York, 10022 serves as the Adviser to the Funds. Subject to the general supervision of the Board of Trustees of the Cullen Funds Trust, the Adviser is responsible for the day-to-day investment decisions of the Funds in accordance with each Fund’s investment objective and policies. In exchange for these services, the Adviser receives an annual management fee, which is calculated daily and paid monthly, based on the average daily net assets of each Fund. As of September 30, 2017, the Adviser and its affiliated adviser, Schafer Cullen Capital Management, had $12.1 billion in assets under management and an additional $8.2 billion in assets under advisement.

Pursuant to separate investment advisory agreements between each Fund and the Adviser, the Adviser is paid at an annual rate of 1.00% of each Fund’s average daily net assets. However, the Adviser has contractually agreed with each Fund to reduce such Fund’s fees and absorb expenses to the extent necessary to limit total annual operating expenses (excluding taxes and Acquired Fund Fees and Expenses) to the following percentages for each Fund’s respective share class:

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	Net Annual Fund Operating Expenses
Fund Name	Retail Class	Class C	Class I	Class R1	Class R2
Cullen High Dividend Equity Fund	1.00%	1.75%	0.75%	1.50%	1.25%
Cullen International High Dividend Fund	1.25%	2.00%	1.00%	1.75%	1.50%
Cullen Small Cap Value Fund	1.25%	2.00%	1.00%	1.75%	1.50%
Cullen Value Fund	1.00%	1.75%	0.75%	N/A	N/A
Cullen Emerging Markets High Dividend Fund	1.25%	2.00%	1.00%	N/A	N/A
Cullen Enhanced Equity Income Find	1.00%	1.75%	0.75%	N/A	N/A

A discussion regarding the basis for the Board of Trustees’ approval of the Adviser’s investment advisory agreement is available in the Funds’ Annual Report to Shareholders for the fiscal year ended June 30, 2017.

Portfolio Managers

Below are descriptions of the portfolio managers jointly responsible for the day-to-day management of each Fund. Information about the portfolio managers’ compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership in the Funds can be found in the SAI.

Cullen High Dividend Equity Fund

James P. Cullen, the Adviser’s Chairman, Chief Executive Officer and controlling member, has been a portfolio manager of the Fund since the Fund’s inception on August 1, 2003. Mr. Cullen has been in the investment management business for more than 45 years. He is also a founder of Schafer Cullen Capital Management, Inc., a registered investment adviser, and has been its Chairman and Chief Executive Officer since December 1982. Prior to forming Schafer Cullen Capital Management, Inc., Mr. Cullen was a Vice President of Donaldson, Lufkin & Jenrette.

Jennifer Chang has served as a co-portfolio manager of the Fund since April 2014. Ms. Chang currently serves as Portfolio Manager and Executive Director at the Adviser and has worked there since 2006.

Cullen International High Dividend Fund

James P. Cullen, the Adviser’s Chairman, Chief Executive Officer and controlling member, has been a portfolio manager of the Fund since the Fund’s inception on December 15, 2005. Mr. Cullen has been in the investment management business for more than 45 years. He is also a founder of Schafer Cullen Capital Management, Inc., a registered investment adviser, and has been its Chairman and Chief Executive Officer since December 1982. Prior to forming Schafer Cullen Capital Management, Inc., Mr. Cullen was a Vice President of Donaldson, Lufkin & Jenrette.

Rahul D. Sharma has served as a co-portfolio manager for the Fund since October 31, 2007. Mr. Sharma currently serves as Portfolio Manager and Executive Director at the Adviser and has worked there since May 2000.

Cullen Small Cap Value Fund

James P. Cullen, the Adviser’s Chairman, Chief Executive Officer and controlling member, has been a portfolio manager of the Small Cap Value Fund since the Fund’s inception on October 1, 2009. He is also a founder of Schafer Cullen Capital Management, Inc., a registered investment adviser, and has been its Chairman and Chief Executive Officer since December 1982. Mr. Cullen has been in the investment management business for more than 45 years. Prior to forming Schafer Cullen Capital Management, Inc., Mr. Cullen was a Vice President of Donaldson, Lufkin & Jenrette.

Brooks H. Cullen has been co-portfolio manager of the Small Cap Value Fund since the Fund commenced operations on October 1, 2009. Mr. Cullen currently serves as Portfolio Manager and Vice Chairman at the Adviser and has worked there since May 2000.

Brian Drubetsky has been co-portfolio manager of the Small Cap Value Fund since October 28, 2016. Mr. Drubetsky currently serves as Portfolio Manager and Vice President at the Adviser and has worked there since 2013.

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Cullen Value Fund

James P. Cullen, the Adviser’s Chairman, Chief Executive Officer and controlling member, has been a portfolio manager of the Value Fund since the Fund’s inception on September 1, 2012. Mr. Cullen has been in the investment management business for more than 45 years. He is also a founder of Schafer Cullen Capital Management, Inc., a registered investment adviser, and has been its Chairman and Chief Executive Officer since December 1982. Prior to forming Schafer Cullen Capital Management, Inc., Mr. Cullen was a Vice President of Donaldson, Lufkin & Jenrette.

Brooks H. Cullen has served as a co-portfolio manager of the Value Fund since it commenced operations on September 1, 2012. Mr. Cullen currently serves as Portfolio Manager and Vice Chairman at the Adviser and has worked there since May 2000.

Jennifer Chang has served as a co-portfolio manager of the Value Fund since April 2014. Ms. Chang currently serves as Portfolio Manager and Executive Director at the Adviser and has worked there since 2006.

Cullen Emerging Markets High Dividend Fund

James P. Cullen, the Adviser’s Chairman, Chief Executive Officer and controlling member, has been co-portfolio manager of the Emerging Markets High Dividend Fund since the Fund’s inception on September 1, 2012. Mr. Cullen has been in the investment management business for more than 45 years. He is also a founder of Schafer Cullen Capital Management, Inc., a registered investment adviser, and has been its Chairman and Chief Executive Officer since December 1982. Prior to forming Schafer Cullen Capital Management, Inc., Mr. Cullen was a Vice President of Donaldson, Lufkin & Jenrette.

Rahul D. Sharma has served as a co-portfolio manager of the Emerging Markets High Dividend Fund since it commenced operations on September 1, 2012. Mr. Sharma currently serves as Portfolio Manager and Executive Director at the Adviser and has worked there since May 2000.

Cullen Enhanced Equity Income Fund

James P. Cullen, the Adviser’s Chairman, Chief Executive Officer and controlling member, has been a portfolio manager of the Fund since the Fund’s inception on December 15, 2015. Mr. Cullen has been in the investment management business for more than 45 years. He is also a founder of Schafer Cullen Capital Management, Inc., a registered investment adviser, and has been its Chairman and Chief Executive Officer since December 1982. Prior to forming Schafer Cullen Capital Management, Inc., Mr. Cullen was a Vice President of Donaldson, Lufkin & Jenrette.

Jennifer Chang has served as a co-portfolio manager of the Fund since its inception on December 15, 2015. Ms. Chang currently serves as Portfolio Manager and Executive Director at the Adviser and has worked there since 2006.

Tim Cordle has served as a co-portfolio manager of the Fund since its inception on December 15, 2015. Mr. Cordle currently serves as Portfolio Manager and Managing Director at the Adviser and has worked there since 2012.

Mike Kelly has served as a co-portfolio manager of the Fund since October 28, 2016. Mr. Kelly currently serves as Portfolio Manager and Research Director at the Adviser and has worked there since 2007.

Custodian, Transfer Agent, Dividend Disbursing Agent, and Fund Administrator

State Street Bank & Trust Company serves as custodian for the Funds’ cash and securities. ALPS Fund Services, Inc. provides transfer agency, dividend disbursing, and administrative services to the Funds.

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Distributor

ALPS Distributors, Inc. is the principal underwriter for the Funds and, as such, is the agent for the distribution of shares of the Funds.

Distribution and Service Plans (12b-1)

The Funds have adopted separate Distribution Plans (“Distribution Plans”) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (“1940 Act”) pursuant to which the Funds pay distribution and service fees. Expenses covered by the Distribution Plans include those that promote the sale of each Fund’s shares such as compensation to underwriters, dealers and sales personnel; printing and disseminating prospectuses and reports for prospective shareholders; preparing and distributing advertising material and sales literature; shareholder account servicing; and capital or other expenses of associated equipment, rent, salaries, bonuses, interest and other overhead. Because the fees are paid out of the assets attributable to the Retail Class, Class C, Class R1 and Class R2 shares of the High Dividend Fund, the International High Dividend Fund and the Small Cap Value Fund, respectively, and the Retail Class and Class C shares of the Value Fund. the Emerging Markets High Dividend Fund, and the Enhanced Equity Income Fund, respectively, on an on-going basis, the fees paid under the Distribution Plans will increase the cost of your investment in these share classes and could cost you more than paying other types of sales charges.

Under the Distribution Plans, each Fund pays the following percentages of average daily net assets for distribution and service fees for the sale and distribution of each respective share class and for services provided to shareholders:

Fund Name	Retail Class	Class C	Class I	Class R1	Class R2
Cullen High Dividend Equity Fund	0.25%	1.00%*	0.00%	0.50%	0.25%
Cullen International High Dividend Fund	0.25%	1.00%*	0.00%	0.50%	0.25%
Cullen Small Cap Value Fund	0.25%	1.00%*	0.00%	0.50%	0.25%
Cullen Value Fund	0.25%	1.00%*	0.00%	N/A	N/A
Cullen Emerging Markets High Dividend Fund	0.25%	1.00%*	0.00%	N/A	N/A
Cullen Enhanced Equity Income Fund	0.25%	1.00%*	0.00%	N/A	N/A

*	Class C shares pay up to 1.00% of average daily net assets, of which 0.75% may be paid for distribution fees and 0.25% may be paid for certain shareholder services provided to shareholders.

Shareholder Servicing Plans

The High Dividend Fund, International High Dividend Fund and Small Cap Value Fund have also adopted a Shareholder Servicing Plan for Class R1 and Class R2 shares. Under the Shareholder Servicing Plans, the Funds may pay a service fee of up to 0.25% of average daily net assets attributable to Class R1 and Class R2 shares held by benefit plans or plan participants. The fees paid under the Shareholder Servicing Plan are used to pay securities dealers, plan administrators or other service organizations for their provision of certain services, such as acting as shareholder of record, processing purchase and redemption orders, maintaining participant account records and answering participant questions regarding the Funds, to plans or plan participants holding shares of the Funds. Because the fees are paid out of the assets attributable to the Class R1 and Class R2 shares, respectively, on an on-going basis, the fees paid under the Shareholder Servicing Plan will increase the cost of your investment in Class R1 and Class R2 shares.

Although they do not currently offer Class R1 and Class R2 shares, the Value Fund, Emerging Markets High Dividend Fund, and Enhanced Equity Income Fund have also adopted a Shareholder Servicing Plan.

Additional Payments to Financial Intermediaries

You may indirectly compensate the financial intermediary through which you buy shares of the Funds, as a result of the Funds paying Rule 12b-1 fees. In addition, the Funds also may pay intermediaries for administrative services and transaction processing. As a result, these payments may provide your financial intermediary with an incentive to favor the Funds over other mutual funds or assist the distributor in its efforts to promote the sale of the Funds’ shares.

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Financial intermediaries include broker-dealers, banks (including bank trust departments), registered investment advisers, financial planners, retirement plan administrators and other types of intermediaries.

The Adviser may make additional payments to financial intermediaries out of its own assets. These payments are not an expense of the Funds. The Adviser may base these payments on a variety of criteria, including the amount of sales or assets of each Fund attributable to the financial intermediary or as a per transaction fee.

Not all financial intermediaries receive additional compensation and the amount of compensation paid varies for each financial intermediary. In certain cases, these payments may be significant. The Adviser determines which firms to support and the extent of the payments it is willing to make, generally choosing firms that have a strong capability to effectively distribute shares of the Funds and that are willing to cooperate with the Adviser’s promotional efforts. The Adviser also may compensate financial intermediaries (in addition to amounts that may be paid by any Fund) for providing certain administrative services and transaction processing services.

The Adviser may benefit from its payments if the intermediary features the Funds in its sales system (such as by placing the Funds on its preferred fund list or giving access on a preferential basis to members of the financial intermediary’s sales force or management). In addition, the financial intermediary may agree to participate in the distributor’s marketing efforts (such as by helping to facilitate or provide financial assistance for conferences, seminars or other programs at which the Adviser’s personnel may make presentations on the Funds to the intermediary’s sales force). To the extent intermediaries sell more shares of the Funds or retain shares of the Funds in their clients’ accounts, the Adviser may receive greater management and other fees than the amount due to the intermediary.

Your intermediary may charge you additional fees or commissions other than those disclosed in this prospectus. Intermediaries may categorize and disclose these arrangements differently than the discussion above. You can ask your financial intermediary about any payments it receives from the Adviser or the Funds, as well as about fees and/or commissions it charges.

The Adviser and its affiliates may have other relationships with your financial intermediary relating to the provision of services to the Funds, such as providing omnibus account services or effecting portfolio transactions for the Funds. If your intermediary provides these services, the Adviser or the Funds may compensate the intermediary for these services. In addition, your intermediary may have other relationships with the Adviser that are not related to the Funds.

Description of Classes

Cullen Funds Trust (the “Trust”) has adopted a multiple class plan that allows each Fund to offer one or more classes of shares of a Fund. The High Dividend Fund, the International High Dividend Fund and the Small Cap Value Fund currently offer five classes of shares – Retail Class, Class C, Class I, Class R1, and Class R2. The Value Fund, the Emerging Markets High Dividend Fund, and the Enhanced Equity Income Fund currently offer three classes of shares — Retail Class, Class C and Class I. This prospectus offers all shares, and all shares are sold with no sales load.

Your investment professional can help you determine which above share class is appropriate. Please note that your investment firm may receive different compensation depending upon which class is chosen.

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YOUR ACCOUNT

ELIGIBLE INVESTORS

Subject to the restrictions below, shares of the Funds are offered to the general public. The Funds reserve the right to refuse to accept investments at any time.

ELIGIBLE CLASS I INVESTORS

Class I shares are available only to certain accounts for which qualifying institutions act in a fiduciary, agency or custodial capacity and only with a minimum initial investment of $1,000,000, except that no initial minimum will be imposed on (i) Employee Benefit Plans that hold their Institutional Shares through plan-level or omnibus accounts; or (ii) investment advisers investing for accounts for which they receive asset-based fees where the investment adviser or its Authorized Institution purchases Institutional Shares through an omnibus account. For this purpose, "Institutional Investors" shall include "wrap" account sponsors (provided they have an agreement covering the arrangement with the distributor), corporations, qualified non-profit organizations, charitable trusts, foundations and endowments, state, county, city or any instrumentality, department, authority or agency thereof, and banks, trust companies or other depository institutions investing for their own account or on behalf of their clients. A registered investment adviser may aggregate all client accounts investing in any Fund to meet the Class I shares investment minimum. We reserve the right to waive minimums on Institutional Shares.

ELIGIBLE CLASS R1 AND R2 INVESTORS

Both the Class R1 and R2 shares will be available to certain tax-deferred retirement plans (including 401(k) plans, employer-sponsored 403(b) plans, 457 plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans) held in plan level or omnibus accounts. Class R1 and R2 shares also are available to IRAs consisting of rollovers from eligible retirement plans that offered any of the Funds’ Class R1 or R2 shares as investment options. Class R1 and R2 shares are not available to non-retirement accounts, traditional or Roth IRAs, Coverdell Education Savings Accounts, SEPs, SAR-SEPs, SIMPLE IRAs, individual 403(b)s and most individual retirement accounts or retirement plans that are not subject to the Employee Retirement Income Security Act of 1974 (“ERISA”).

Eligible Class R1 and Class R2 share investors are also eligible to purchase other classes of shares of the Funds offered in this prospectus. However, plan participants may only allocate their plan holdings to classes of shares that are available through their plan. Each class has different sales charges and expenses.

Your investment professional can help you determine which class is appropriate, and be aware that your investment firm may receive different compensation depending upon which class is chosen. Plan fiduciaries should consider their obligations under ERISA in determining which class is an appropriate investment for the plan.

SHARE PRICE

The price of a share of a Fund is based on the net asset value (“NAV”) of such Fund. The NAV is determined as of the close of regular trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern time) every day the NYSE is open for trading. The NYSE is closed on the following holidays: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV per share is calculated by taking the total value of a fund’s assets, subtracting its liabilities, and then dividing by the number of shares that have already been issued. This is a standard calculation and forms the basis for all transactions involving buying, selling, or reinvesting in shares.

Each Fund’s investments are valued according to market value. When a market quote is not readily available, the security’s value is based on fair value as determined by a valuation committee appointed and supervised by the Board of Trustees of the Trust, as described below.

Your order will be priced at the next NAV calculated after your order is received in good order by the Funds’ Transfer Agent.

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Foreign Securities

A Fund’s portfolio securities may be listed on foreign exchanges that may trade on days when NAV is not calculated. As a result, a Fund’s NAV may change on days when you will not be able to purchase or redeem shares. In addition, a foreign exchange may not value its listed securities at the same time that the Funds calculate NAV.

Furthermore, foreign securities traded on foreign exchanges present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of trading of the foreign exchange but prior to the close of the NYSE. Events affecting the values of portfolio securities that occur between the time a foreign exchange assigns a price to the portfolio securities and the time when a Fund calculates NAV generally will not be reflected in the Fund’s NAV. However, these events will be reflected in each respective Fund’s NAV when the Valuation Committee, under the supervision of the Board of Trustees of the Trust, determines that they would have a material effect on such Fund’s NAV. Further, the Funds’ fair valuation procedures incorporate triggers based on movements in the Standard & Poor’s 500 Index from the time when markets in London close through the time the NYSE closes. When these triggers are met, the Funds’ independent pricing vendor provides factors to be incorporated into the prices of securities traded in markets not within the United States.

Frequent Purchases and Redemptions

The Funds are intended for long-term investors. The Board of Trustees has adopted policies and procedures to restrict market timing. “Market timing” refers to a pattern of frequent purchases and sales of a Fund’s shares, often with the intent of earning arbitrage profits, in excess of prescribed prospectus limits. Market timing can harm other shareholders in various ways, including diluting the value of shareholders’ holdings, increasing a fund’s transaction costs, disrupting portfolio management strategy, causing a fund to incur unwanted taxable gains and causing a Fund to hold excess levels of cash. Short-term “market-timers” who engage in frequent purchases and redemptions can disrupt a Fund’s investment program and create additional transaction costs that are borne by all shareholders. The Funds reserve the right to reject purchase orders in whole or in part when, in the judgment of the Adviser or ALPS Fund Services, Inc., the transfer agent for the Funds, such rejection is in the best interest of such Fund.

The Funds do not knowingly accommodate “market-timers” and discourage excessive, short-term trading and other abusive trading practices that may disrupt portfolio management strategies and harm a Fund’s performance. Therefore, the Funds take steps to reduce the frequency and effect of these activities by assessing redemption fees as described below, monitoring trading activity, and using fair value pricing, as determined by the Trust’s Board of Trustees, when the Adviser determines current market prices are not readily available. Although these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur. Further, while the Funds make efforts to identify and restrict frequent trading, each Fund receives purchase and sale orders through financial intermediaries and cannot always know or detect frequent trading that may be facilitated by the use of intermediaries or the use of group or omnibus accounts by those intermediaries. The Funds exercise their best judgment to use these tools in a manner they believe consistent with shareholder interests.

Trading Practices

The Funds reserve the right, in their sole discretion, to identify trading practices as abusive, and may deem the sale of all or a substantial portion of a shareholder’s shares to be abusive. Each Fund will determine abusive trading practices on a case-by-case basis.

The Funds monitor selected trades in an effort to detect excessive short-term trading activities. If, as a result of this monitoring, any Fund believes that a shareholder has engaged in excessive short-term trading, it may ask the shareholder to stop such activities or may refuse to process purchases or exchanges in that shareholder's accounts. In making such judgments, each Fund seeks to act in a manner that it believes is consistent with the best interests of shareholders. The Funds may consider trading done in multiple accounts under common ownership or control. Each Fund endeavors to apply these market timing procedures uniformly to all shareholders.

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Redemption Fees

The Funds charge a 2% redemption fee on the redemption or exchange of shares held for less than seven (7) days. This fee is imposed in order to help offset the transaction costs and administrative expenses associated with the activities of short-term “market-timers” who engage in the frequent purchase and sale of shares. The “first in, first out” (FIFO) method is used to determine the holding period; this means that if you bought shares on different days, the shares purchased first will be considered redeemed first for the purpose of determining whether the redemption fee applies. The redemption fee is deducted from your proceeds and is retained by the respective Fund for the benefit of its long-term shareholders.

The redemption fee will not be charged on transactions involving the following:

1.	redemption of shares purchased through reinvested dividends or distributions;

2.	redemptions made under scheduled or systematic plans, including automatic asset rebalancing;

3.	redemptions made by participants in employer-sponsored retirement plans that are held at the Funds in an omnibus account (such as 401(k), 403(b), 457, Keogh, Profit Sharing Plans and Money Purchase Pension Plans), including qualified withdrawals and required minimum distributions; except where the Funds have received an indication that the plan administrator is able to assess the redemption fee to the appropriate accounts;

4.	redemptions resulting from the death or disability of a retirement plan participant;

5.	redemption of shares through court mandate; and

6.	involuntary redemptions directed by any Fund, including redemptions for low balances or to pay certain fees.

Each Fund reserves the right to waive the redemption fee at its discretion where it believes such waiver is in the best interests of the Fund, including but not limited to when it determines that imposition of the redemption fee is not necessary to protect the Fund from the effects of short-term trading. In addition, each Fund reserves the right to modify or eliminate the redemption fee or waivers at any time. If there is a material change to a Fund’s redemption fee, such Fund will notify shareholders.

Fair Value Pricing

The trading hours for most foreign securities end prior to the close of the NYSE, the time NAV is calculated. The occurrence of certain events after the close of foreign markets, but prior to the close of the U.S. market (such as a significant surge or decline in the U.S. market), often will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. If such events occur, the Funds may value foreign securities at fair value, taking into account such events, when they calculate NAV. Fair value determinations are made in good faith in accordance with procedures adopted by the Trust’s Board of Trustees. The Funds’ fair valuation procedures incorporate triggers based on movements in the Standard & Poor’s 500 Index from the time when markets in London close through the time the NYSE closes. When these triggers are met, the Funds’ independent pricing vendor provides factors to be incorporated into the prices of securities traded in markets not within the United States.

The Trust’s Board of Trustees has also developed procedures that call for utilization and monitoring of fair value procedures with respect to any assets for which reliable market quotations are not readily available or for which the Funds’ pricing service does not provide a valuation or provides a valuation that in the judgment of the Adviser does not represent fair value. A Fund may also price a security utilizing fair value if the Fund or the Adviser believes that the market price is stale. Other instances where fair value pricing might be required include, but are not limited to: (a) a 10% or greater change in the price of an equity or fixed-income security; (b) a change in the price of an equity or fixed-income security which changes the net asset value per share of a Fund by $0.0089 or more; (c) a security being attributed a price which appears to the Adviser to be unreasonable; (d) a security not being priced; or (e) the occurrence of a significant event or circumstance that might necessitate fair value pricing—such as the occurrence of an event after a foreign exchange or market has closed, but before the Funds’ NAV calculations, affecting a security or securities in a Fund. Valuing securities at fair value involves greater reliance on judgment than valuing

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securities that have readily available market quotations. There can be no assurance that the Funds could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which NAV is calculated.

The frequency with which each Fund’s investments are valued using fair value pricing is primarily a function of the types of securities and other assets in which the respective Fund invests pursuant to its investment objective, strategies and limitations. If the Funds invest in other open-end management investment companies registered under the 1940 Act, the Funds may rely on the net asset values of those companies to value the shares of such companies held by the Funds. Those companies may also use fair value pricing under some circumstances.

If a shareholder purchases or redeems shares in a Fund when it holds securities priced at fair value, this may have the unintended effect of increasing or decreasing the number of shares received in the purchase or the value of the proceeds received upon redemption.

BUYING SHARES

Timing of Requests

The price per share will be the NAV next computed after the time your request is received in good order by the Transfer Agent. All requests received in good order before 4:00 p.m. (Eastern Time) on any business day will be executed on that same day. Requests received after 4:00 p.m. on a business day will be processed on the next business day. Plan administrators are responsible for transmitting orders in a timely manner.

When making a purchase request, make sure your request is in good order. “Good order” means your purchase request includes:

•     The name of the Cullen Fund

•     The dollar amount of shares to be purchased

•     Completed purchase application or investment stub

Shares of the Funds may be purchased only on days the NYSE is open for trading. Wired funds must be received prior to 4:00 p.m. Eastern time to be eligible for same day pricing. The Funds are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire system or from incomplete wiring instructions.

Methods of Buying

Through a broker/dealer organization	Plans and their participants can purchase shares of the Funds through any broker/dealer organization that has a sales agreement with the Funds’ distributor. Please keep in mind that your broker/dealer may charge additional fees for its services. The Funds will be deemed to have received a purchase order when an authorized broker or, if applicable, a broker’s designee receives the order.

By mail	To open an account, complete an account application form and send it together with your check to the address below. To make additional investments once you have opened your account, send your check together with the detachable form that is included with your account statement or confirmation. You may also send a letter stating the amount of your investment with your name, the name of the Fund and your account number together with a check to the address below. Checks should be made payable to “Cullen High Dividend Equity Fund,” “Cullen Small Cap Value Fund,” “Cullen International High Dividend Fund,” “Cullen Value Fund,” “Cullen Emerging Markets High Dividend Fund,” or “Cullen Enhanced Equity Income Fund,” as applicable. The Funds will accept purchases only in U.S. dollars drawn from U.S. financial institutions. Cashier’s checks, third party checks, money orders, credit card convenience checks, cash or equivalents or payments in foreign

54

currencies are not acceptable forms of payment. If your check is returned for any reason, a $25 fee will be assessed against your account. In compliance with the USA PATRIOT Act of 2001, please note that the Transfer Agent will verify certain information from investors as part of the Funds’ anti-money laundering program. As requested on your account application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing only a P.O. Box will not be accepted without providing a permanent street address on your application.

Regular Mail
Cullen Funds
P.O. Box 13584
Denver, CO 80201

Overnight Delivery
Cullen Funds
1290 Broadway
Suite 1100
Denver, CO 80203

NOTE: The Funds do not consider the U.S. Postal Service or other independent delivery services to be their agents. Therefore, when you deposit your account application form, additional purchase request or redemption request in the mail, or use other delivery services, or if your documents are simply in the Transfer Agent’s post office box, that does not mean that the Funds’ Transfer Agent actually received those documents.

By telephone	To make additional investments by telephone, you must check the appropriate box on your account application form authorizing telephone purchases. If you have given authorization for telephone transactions and your account has been open for at least 15 days, you may call the Funds toll free at 1- 877-485-8586 to move money, in amounts of $50 or more, from your bank account to your Fund’s account upon request. Only bank accounts held at U.S. institutions that are Automated Clearing House (“ACH”) members may be used for telephone transactions. For security reasons, requests by telephone will be recorded.

By wire	Initial Investment—By Wire

If you are making an initial investment in a Fund, before you wire funds please contact the Transfer Agent by phone to make arrangements with a telephone service representative or submit your completed application via mail or overnight delivery. Upon receipt of your application, your account will be established and a service representative will contact you within 24 hours to provide an account number and wiring instructions. You may then contact your bank to initiate the wire using the instructions you were given.

For Subsequent Investments—By Wire

Before sending your wire, please contact the Transfer Agent to advise of your intent to wire funds. This will ensure prompt and accurate credit upon receipt of your wire.

To open an account or to make additional investments by wire, call 1-877-485-8586 to notify the Transfer Agent of the incoming wire using the wiring instructions below:

State Street Bank & Trust Co.
225 Franklin Street
Boston, MA 02171
ABA # 0 11 000 028
DDA# 00515114
	Account Name:	Cullen Funds
	Further Credit:	[Name of Cullen Fund]
(your name or the title on the account)

55

(your account #)

Through an automatic investment plan	Once your account has been opened, you may purchase shares of any Fund through an automatic investment plan (“AIP”). You can have money automatically transferred from your checking or savings account on a monthly or quarterly basis. To be eligible for this plan, your bank must be a U.S. institution that is an ACH member. A Fund may modify or terminate the AIP at any time. To begin participating in the Plan, you should complete the AIP section on your account application or call the Funds’ Transfer Agent at 1-877-485-8586. The first AIP purchase will take place no earlier than 15 days after the Funds’ Transfer Agent has received your request. If your payment is rejected by your bank, the Transfer Agent will charge a $25 fee to your account. Any request to change or terminate an AIP should be submitted to the Transfer Agent five (5) days prior to effective date.

Shares of the Funds have not been registered for sale outside of the United States and the Funds generally do not sell shares to investors residing outside of the United States, even if they are United States citizens or lawful permanent residents, except investors with United States military APO or FPO addresses.

SELLING SHARES

Methods of Selling

Through a broker/dealer organization	If you purchased your shares through a broker/dealer or other financial organization, your redemption order must be placed through the same organization as it is responsible for sending redemption orders to the Funds. Please keep in mind that your broker/dealer may charge additional fees for its services. The Funds will be deemed to have received a redemption order when an authorized broker or, if applicable, a broker’s designee receives the order.

By mail	Send your written redemption request to the address below. Your request should contain the name of the specific Fund, your account number and the dollar amount or the number of shares to be redeemed. Be sure to have all shareholders sign the letter as their names appear on the account. Additional documents are required for certain types of shareholders, such as corporations, partnerships, executors, trustees, administrators, or guardians (i.e., corporate resolutions or trust documents indicating proper authorization).

Regular Mail
Cullen Funds
P.O. Box 13584
Denver, CO 80201

Overnight Delivery
Cullen Funds
1290 Broadway
Suite 1100
Denver, CO 80203

By telephone	If you are authorized to perform telephone transactions (either through your account application form or by subsequent arrangement in writing with the Fund) you may redeem as little as $500 and as much as $100,000 by calling toll-free 1-877-485-8586. Proceeds of a telephone redemption may be sent by check to your address of record, proceeds may be wired to your bank account designated on your account, or funds may be sent via electronic funds transfer through the ACH network to a predetermined bank account. If proceeds are wired, your bank may charge a fee to receive wired funds and the Transfer Agent charges a $15 outgoing wire fee. There is no charge for proceeds to be sent through the ACH network, and such transfers are completed within two business days. A signature guarantee may be required of all shareholders to change or add telephone redemption privileges. For security reasons, requests by telephone will be recorded. No telephone redemptions may be made

56

within 15 days of any address change.

Through a systematic withdrawal plan	If you own shares with a value of $10,000 or more, you may participate in the systematic withdrawal plan. Under the plan, you may choose to receive a specified dollar amount, generated from the redemption of shares in your account, on a monthly, quarterly or annual basis. If you elect this method of redemption, the Fund will send a check to your address of record, or will send the payment via electronic funds transfer through the ACH network, directly to your bank account. For payment through the ACH network, your bank must be an ACH member and your bank account information must be maintained on your Fund’s account. This program may be terminated at any time by a Fund. You may also elect to terminate your participation in this plan at any time by contacting the Transfer Agent at least five (5) days in advance of the next withdrawal. If you expect to purchase additional shares of a Fund, it may not be to your advantage to participate in the systematic withdrawal plan because of the possible adverse tax consequences of making contemporaneous purchases and redemptions.

Shareholders who have an IRA or other retirement plan must indicate on their redemption request whether or not to withhold federal income tax. Such redemption requests not indicating an election not to have tax withheld will generally be subject to 10% withholding. IRA accounts may not be redeemed by telephone.

Signature Guarantees

Signature guarantees are designed to prevent unauthorized transactions. The guarantor pledges that the signature presented is genuine and, unlike a notary public, is financially responsible if it is not.

A signature guarantee of each owner is required to redeem shares in the following situations:

•	If ownership is changed on your account.

•	When redemption proceeds are sent to any person, address or bank account not on record;

•	Written requests to wire redemption proceeds (if not previously authorized on the account);

•	When establishing or modifying certain service on an account;

•	If a change of address or bank account was received by the Transfer Agent within the last 15 days.

•	For all redemptions in excess of $100,000 from any shareholder account.

Signature guarantees will generally be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the NYSE Medallion Signature Program and the Securities Transfer Agents Medallion Program (“STAMP”). A notary public is not an acceptable signature guarantor.

The Funds’ Transfer Agent reserves the right to reject any signature guarantee.

When Redemption Proceeds Are Sent to You

Your shares will be redeemed at the NAV next determined after the Funds’ Transfer Agent receives your redemption request in good order. Your redemption request cannot be processed on days the NYSE is closed.

All requests received in good order by the Funds’ Transfer Agent before the close of the regular trading session of the NYSE (usually 4:00 p.m. Eastern time) will normally be wired to the bank you indicate, mailed to the address of record or sent to a predetermined bank account via the ACH network on the following business day. Except in extreme circumstances, proceeds will be sent within seven (7) calendar days after a Fund receives your redemption request.

When making a redemption request, make sure your request is in good order. “Good order” means your redemption

57

request includes:

•     The name of the Cullen Fund

•     The dollar amount or the number of shares to be redeemed

•     Signatures of all registered shareholders exactly as the shares are registered, with signatures guaranteed, if applicable

•     The account number

If you purchase shares using a check and soon after request a redemption, the Fund from which you are requesting a redemption will honor the redemption request, but will not mail or wire the proceeds until your purchase check has cleared (usually within 12 days, but in any event no more than 15 days, after the date of purchase).

Although shares normally will be redeemed for cash upon receipt of a request in proper form, the Funds retain the right to redeem some or all of any Fund’s shares in-kind in order to protect the interests of remaining shareholders, by delivery of securities selected from such Fund’s assets at its discretion. In-kind payment means payment will be made in portfolio securities rather than cash. If this occurs, the redeeming shareholder might incur brokerage or other transaction costs to convert the securities to cash. The Funds have elected, however, to be subject to Rule 18f-1 under the 1940 Act so that the Funds are obligated to redeem their shares solely in cash up to the lesser of $250,000 or 1% of net asset value during any 90-day period for any one shareholder of any Fund. The redemption price is the net asset value per share next determined after the initial receipt of proper notice of redemption.

A Fund is not responsible for losses or fees resulting from posting delays or non-receipt of redemption payments when shareholder payment instructions are followed.

ADDITIONAL POLICIES

Exchanges

The High Dividend Fund, International High Dividend Fund and Small Cap Value Fund allow you to exchange your Class R1 and R2 shares for shares of Class R1 and R2 shares in another Fund that is available through your plan. Exchanges are made at net asset value.

Eligible investors may exchange certain classes of shares for another class of shares of the same Fund. For further information, contact your broker/dealer organization.

Before you request an exchange, consider each Fund’s investment objective and policies as described in this prospectus. Other Funds may not be available in certain retirement plans.

Telephone Transactions

Once you place a telephone transaction request, it cannot be canceled or modified. The Funds use reasonable procedures to confirm that telephone requests are genuine. The Funds may be responsible if they do not follow these procedures. You are responsible for losses resulting from fraudulent or unauthorized instructions received over the telephone, provided the Funds reasonably believe the instructions were genuine and have employed reasonable procedures to verify the shareholder’s identity. Contact the Funds immediately if you believe there is a discrepancy between a transaction you performed and the confirmation statement you received, or if you believe someone has obtained unauthorized access to your account.

During times of unusual market activity, the Funds’ phones may be busy and you may experience a delay in placing a telephone request. Since telephone trades must be received by or prior to market close, please allow sufficient time to place your telephone transaction. If you are unable to contact the Funds’ Transfer Agent by phone, shares may also be purchased or redeemed by delivering the redemption request to the Funds’ Transfer Agent.

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eDelivery

eDelivery allows you to receive your quarterly account statements, transaction confirmations and other important information concerning your investment online. Select this option on your account application to receive email notifications when quarterly statements and confirmations are available for you to view via secure online access. You will also receive emails whenever a new prospectus, semi-annual or annual fund report is available. To establish eDelivery, call the Funds’ Transfer Agent toll free at 1-877-485-8586 or visit www.cullenfunds.com.

Investing Through a Third Party

If you invest through a third party (rather than with the Funds directly), the policies and fees may be different than described in this prospectus. Banks, brokers, 401(k) plans, financial advisers, and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. These fees and conditions are in addition to those imposed by the Funds. In addition, the options and services available specifically to a retirement plan may be different from those discussed in this prospectus. Consult a representative of your plan or financial institution if you are not sure.

Information for Retirement Plan Participants

Participants in retirement plans generally must contact the plan’s administrator to purchase, redeem or exchange shares. Shareowner services, such as opening an account, may only be available to plan participants through a plan administrator. Plans may require separate applications and their policies and procedures may be different than those described in this prospectus. Participants should contact their plan administrator for information regarding shareholder services pertaining to participants’ investments. A retirement plan sponsor can obtain retirement plan applications from its investment firm or plan administrator.

Information for IRA Rollover Accounts

IRA Rollover Accounts may be eligible to open an account and purchase Class R1 and R2 shares of the High Dividend Fund, International High Dividend Fund or Small Cap Value Fund by contacting any investment firm authorized to sell the Funds’ shares. You can obtain an application from your investment firm. You may also open your account by completing an account application and sending it to the Transfer Agent by mail.

These Funds require that you maintain a minimum account value of $500. If you hold less than $500 in your account, each Fund reserves the right to notify you that it intends to sell your shares and close your account. You will be given 60 days from the date of the notice to make additional investments to avoid having your shares sold.

Verification of Shareholder Transaction Statements

You must contact the Fund in writing regarding any errors or discrepancies within 60 days after the date of the statement confirming a transaction. The Fund may deny your ability to refute a transaction if it does not hear from you within 60 days after the confirmation statement date.

Non-Receipt of Purchase Wire/Insufficient Funds Policy

The Funds reserve the right to cancel a purchase if payment of the check or electronic funds transfer does not clear your bank, or if a wire is not received by settlement date. A Fund may charge a fee for insufficient funds and you may be responsible for any fees imposed by your bank and any losses that the Fund may incur as a result of the canceled purchase.

Anti-Money Laundering Program

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”). To ensure compliance with this law, the Trust’s Program provides for the

59

development of practices, procedures and controls, designation of anti-money laundering compliance officers, and an ongoing training program (either by the Adviser or its appropriate delegee, including service providers) to determine the effectiveness of the Program. Procedures to implement the Program include, but are not limited to, determining that the Trust’s distributor and Transfer Agent have established proper anti-money laundering procedures, are reporting suspicious and/or fraudulent activity and are carrying out a complete and thorough review of all new opening account applications. The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

Each Fund may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons. Each Fund may also be required to transfer the account or proceeds of the account to a government agency.

DISTRIBUTIONS AND TAXES

The High Dividend Fund will distribute substantially all net investment income no less frequently than monthly and any net capital gain that it has realized will be distributed at least annually. The International High Dividend Fund, Small Cap Value Fund, Value Fund and Emerging Markets High Dividend Fund will distribute substantially all net investment income no less frequently than quarterly and any net capital gain any such Fund has realized will be distributed at least annually. The Enhanced Equity Income Fund will distribute substantially all net investment income and premiums from writing unexercised covered call options no less frequently than quarterly and any net capital gain that it has realized will be distributed at least annually. Distributions will automatically be reinvested in additional shares of the Funds, unless you elect to have the distributions paid to you in cash. If you choose to have distribution checks mailed to you and either the U.S. Postal Service is unable to deliver the check to you or the check remains outstanding for at least six (6) months, the Funds reserve the right to reinvest the check at the then current NAV until you notify the respective Fund with different instructions. You will pay tax on dividends whether they are payable in cash or additional shares.

In general, distributions will be taxable to you as either ordinary income, qualified dividend income taxable at rates also applicable to capital gains, or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account (“IRA”). Distributions on investments made through tax-deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those plans or accounts. Dividends paid by the Funds from its ordinary income or from an excess of net short-term capital gain over net long-term capital loss (together referred to hereafter as “ordinary income dividends”) are taxable to you as ordinary income. Distributions made from an excess of net long-term capital gain over net short-term capital loss are taxable to you as long-term capital gains, regardless of the length of time you have owned your shares. A portion of the Funds’ ordinary income dividends may be eligible for the dividends received deduction allowed to corporations if certain requirements are met. To the extent that the Funds’ distributions are derived from qualifying dividend income and long-term capital gains, such distributions to non-corporate shareholders will be eligible for taxation at the reduced rates. If the Funds distribute realized income and/or gains soon after you purchase shares, the distribution may be treated as a taxable distribution, even though it represents a return of your investment.

You may also have to pay taxes when you sell, redeem or exchange your shares. An exchange from one Fund to another Fund is treated the same as an ordinary sale and purchase for federal income tax return purposes and you may realize a capital gain or loss. Any loss recognized on the sale of a share held for six months or less is treated as long-term capital loss to the extent of any capital gain dividends paid with respect to such share. In addition, a Fund is generally required by law to provide you and the Internal Revenue Service with cost basis information on a sale, redemption or exchange of your shares in the Fund acquired on or after January 1, 2012 (including any shares that you acquire through reinvestment of distributions).

A 3.8% Medicare tax is imposed on the net investment income (which includes taxable dividends and gain recognized on a redemption of shares) of U.S. individuals with income exceeding $200,000, or $250,000 if married, and of trusts and estates.

A 30% withholding tax is currently imposed on dividends and will be imposed on proceeds paid from the redemption of property producing U.S.-sourced dividends or interest after December 31, 2018, to (i) foreign financial institutions (as defined in Section 1471(d)(4) of the Code) unless they agree to collect and disclose to the

60

Internal Revenue Service information regarding their direct and indirect United States account holders and (ii) certain other foreign entities unless they certify certain information regarding their direct and indirect United States owners. Under some circumstances, a shareholder may be eligible for refunds or credits of such taxes.

Dividends and interest received by the Funds may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. You may be able to claim a credit or take a deduction for foreign taxes paid by a Fund if certain requirements are met.

Class R1 and Class R2 shareholders should be aware that many retirement plans qualify for exemption from federal income tax. A qualified plan is not subject to current income tax on dividends and distributions received from a Fund in which it invests, or on gains from the disposition of Fund shares. Instead, tax is imposed on beneficiaries who receive distributions from the qualified plan, and the tax consequences depend upon the features of the plan and the circumstances of the distribution.

By law, your dividends and redemption proceeds will be subject to a withholding tax if you are a non-corporate shareholder and have not provided a correct taxpayer identification number or social security number.

Distributions and gains from the sale of your shares may be subject to state and local income tax. The tax consequences to a non-resident alien individual or a foreign entity of investing in the Funds may be different from those described above. Such non-U.S. investors may be subject to U.S. withholding tax and, in the case of individuals, estate tax. You should consult your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Funds.

SHAREHOLDER REPORTS AND CONFIRMATIONS

As a shareholder, you will be provided annual and semi-annual reports showing the Funds’ portfolio investments and financial information. You will also receive confirmations of your purchases and redemptions. Account statements will be mailed to you on an annual basis.

RESERVED RIGHTS

The Funds reserve the right to:

•	Refuse, change, discontinue, or temporarily suspend account services, including purchase or telephone redemption privileges, for any reason. (Shareholders will be notified of any such action to the extent material via written notice).
•	Reject any purchase request for any reason. Generally, a Fund does this if the purchase is disruptive to the efficient management of such Fund (e.g., due to the timing of the investment).
•	Change the minimum or maximum investment amounts.
•	Delay sending out redemption proceeds for up to seven days (this generally only applies to very large redemptions without notice or during unusual market conditions).
•	Suspend redemptions or postpone payments when the NYSE is closed for any reason other than its usual weekend or holiday closings, when trading is restricted by the SEC, or under emergency circumstances as determined by the SEC in accordance with the provisions of the 1940 Act.
•	Close any account that does not meet minimum investment requirements. The Funds will give you notice and 60 days to begin an automatic investment program or to increase your balance to the required minimum. The initial minimum investment may be waived at any Fund’s discretion. An account will not be closed when it falls below the minimum investment requirement as a result of market fluctuations.
•	Reject any purchase or redemption request that does not contain all required documentation.

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the financial performance of the Retail Class, Class C, Class I, Class R1 and Class R2 shares of each of the High Dividend Fund, the International High Dividend Fund and the Small Cap Value Fund and the Retail Class, Class C and Class I shares of the Value Fund, the

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Emerging Markets High Dividend Fund, and the Enhanced Equity Income Fund (collectively, the “Funds”). Certain information reflects financial results for a single share. The total returns in the tables represent the rate that the investor would have earned on an investment in each share class (assuming reinvestment of all dividends and distributions). The information relating to the Funds has been audited by PricewaterhouseCoopers LLP, the Funds’ independent registered public accounting firm. Their report, along with each Fund’s financial statements, is included in the Funds’ annual report for the fiscal year ended June 30, 2017, which is available without charge upon request.

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For a share outstanding throughout each year ended June 30, unless otherwise noted:

Year End	Net Asset Value Beginning of Period	Net Investment Income/(Loss)(a)	Net Realized and Unrealized Gain/(Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Total Distributions	Net Asset Value End of Period

Cullen International High Dividend Fund
Retail
6/30/2017	$ 9.37	0.26	0.92	1.18	(0.25)	(0.25)	$ 10.30
6/30/2016	$ 10.22	0.22	(0.85)	(0.63)	(0.22)	(0.22)	$ 9.37
6/30/2015	$ 11.45	0.26	(1.21)	(0.95)	(0.28)	(0.28)	$ 10.22
6/30/2014	$ 10.04	0.45	1.40	1.85	(0.44)	(0.44)	$ 11.45
6/30/2013	$ 9.01	0.26	0.99	1.25	(0.22)	(0.22)	$ 10.04
Class C
6/30/2017	$ 9.34	0.17	0.93	1.10	(0.17)	(0.17)	$ 10.27
6/30/2016	$ 10.19	0.16	(0.85)	(0.69)	(0.16)	(0.16)	$ 9.34
6/30/2015	$ 11.42	0.19	(1.22)	(1.03)	(0.20)	(0.20)	$ 10.19
6/30/2014	$ 10.02	0.37	1.39	1.76	(0.36)	(0.36)	$ 11.42
6/30/2013	$ 8.99	0.17	1.00	1.17	(0.14)	(0.14)	$ 10.02
Class I
6/30/2017	$ 9.43	0.27	0.94	1.21	(0.27)	(0.27)	$ 10.37
6/30/2016	$ 10.29	0.25	(0.86)	(0.61)	(0.25)	(0.25)	$ 9.43
6/30/2015	$ 11.52	0.28	(1.20)	(0.92)	(0.31)	(0.31)	$ 10.29
6/30/2014	$ 10.10	0.50	1.39	1.89	(0.47)	(0.47)	$ 11.52
6/30/2013	$ 9.07	0.34	0.94	1.28	(0.25)	(0.25)	$ 10.10
Class R1
6/30/2017	$ 10.79	0.24	1.06	1.30	(0.19)	(0.19)	$ 11.90
6/30/2016	$ 11.72	0.19	(0.95)	(0.76)	(0.17)	(0.17)	$ 10.79
6/30/2015	$ 13.09	0.25	(1.39)	(1.14)	(0.23)	(0.23)	$ 11.72
6/30/2014	$ 11.43	0.46	1.58	2.04	(0.38)	(0.38)	$ 13.09
6/30/2013	$ 10.23	0.25	1.11	1.36	(0.16)	(0.16)	$ 11.43
Class R2
6/30/2017	$ 10.71	0.26	1.07	1.33	(0.22)	(0.22)	$ 11.82
6/30/2016	$ 11.64	0.25	(0.98)	(0.73)	(0.20)	(0.20)	$ 10.71
6/30/2015	$ 13.01	0.29	(1.40)	(1.11)	(0.26)	(0.26)	$ 11.64
6/30/2014	$ 11.35	0.49	1.58	2.07	(0.41)	(0.41)	$ 13.01
6/30/2013	$ 10.17	0.26	1.11	1.37	(0.19)	(0.19)	$ 11.35

(a)	Average share method used.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.
(c)	Expense ratios after reimbursements do not reflect acquired fund fees and expenses.
(d)	Portfolio turnover is not annualized for periods less than one year.

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Total Return(b)	Net Assets, End of Period (000)	Ratio of Expenses Before Reimbursements to Average Net Assets	Ratio of Expenses After Reimbursements to Average Net Assets(c)	Ratio of Net Investment Income/(Loss) to Average Net Assets before Reimbursements	Ratio of Net Investment Income/(Loss) to Average Net Assets after Reimbursements	Portfolio Turnover Rate(d)

12.72%	$41,377	1.48%	1.25%	2.43%	2.66%	41%
(6.09%)	$34,175	1.44%	1.25%	2.10%	2.29%	38%
(8.34%)	$56,893	1.39%	1.25%	2.31%	2.45%	44%
18.62%	$65,198	1.38%	1.25%	3.99%	4.12%	45%
13.89%	$53,713	1.54%	1.25%	2.35%	2.64%	14%

11.90%	$2,902	2.22%	2.00%	1.59%	1.82%	41%
(6.79%)	$3,218	2.19%	2.00%	1.45%	1.64%	38%
(9.02%)	$3,956	2.15%	2.00%	1.63%	1.78%	44%
17.70%	$3,799	2.13%	2.00%	3.30%	3.43%	45%
13.06%	$2,383	2.29%	2.00%	1.43%	1.72%	14%

13.02%	$194,201	1.22%	1.00%	2.53%	2.75%	41%
(5.90%)	$194,432	1.19%	1.00%	2.41%	2.61%	38%
(8.04%)	$244,026	1.14%	1.00%	2.47%	2.61%	44%
18.89%	$388,934	1.13%	1.00%	4.40%	4.53%	45%
14.09%	$258,951	1.28%	1.00%	3.04%	3.32%	14%

12.17%	$66	1.72%	1.72%	2.12%	2.12%	41%
(6.45%)	$59	1.69%	1.69%	1.72%	1.72%	38%
(8.73%)	$101	1.64%	1.64%	2.09%	2.09%	44%
17.95%	$110	1.83%	1.75%	3.57%	3.65%	45%
13.32%	$91	2.03%	1.75%	1.87%	2.15%	14%

12.52%	$121	1.47%	1.47%	2.35%	2.35%	41%
(6.23%)	$165	1.44%	1.44%	2.28%	2.28%	38%
(8.53%)	$181	1.40%	1.40%	2.43%	2.43%	44%
18.37%	$86	1.58%	1.50%	3.85%	3.93%	45%
13.49%	$69	1.79%	1.50%	1.98%	2.27%	14%

64

Year End	Net Asset Value Beginning of Period	Net Investment Income/(Loss)(a)	Net Realized and Unrealized Gain/(Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value End of Period

Cullen High Dividend Equity Fund
Retail
6/30/2017	$ 17.56	0.40	1.53	1.93	(0.41)	(0.47)	(0.88)	$ 18.61
6/30/2016	$ 16.64	0.40	1.38	1.78	(0.41)	(0.45)	(0.86)	$ 17.56
6/30/2015	$ 17.58	0.37	(0.35)	0.02	(0.39)	(0.57)	(0.96)	$ 16.64
6/30/2014	$ 15.28	0.65	2.31	2.96	(0.66)	–	(0.66)	$ 17.58
6/30/2013	$ 13.72	0.34	1.56	1.90	(0.34)	–	(0.34)	$ 15.28
Class C
6/30/2017	$ 17.44	0.27	1.51	1.78	(0.29)	(0.47)	(0.76)	$ 18.46
6/30/2016	$ 16.53	0.28	1.37	1.65	(0.29)	(0.45)	(0.74)	$ 17.44
6/30/2015	$ 17.51	0.24	(0.37)	(0.13)	(0.28)	(0.57)	(0.85)	$ 16.53
6/30/2014	$ 15.22	0.53	2.31	2.84	(0.55)	–	(0.55)	$ 17.51
6/30/2013	$ 13.68	0.24	1.54	1.78	(0.24)	–	(0.24)	$ 15.22
Class I
6/30/2017	$ 17.57	0.45	1.52	1.97	(0.45)	(0.47)	(0.92)	$ 18.62
6/30/2016	$ 16.64	0.45	1.38	1.83	(0.45)	(0.45)	(0.90)	$ 17.57
6/30/2015	$ 17.59	0.41	(0.36)	0.05	(0.43)	(0.57)	(1.00)	$ 16.64
6/30/2014	$ 15.28	0.69	2.32	3.01	(0.70)	–	(0.70)	$ 17.59
6/30/2013	$ 13.72	0.38	1.56	1.94	(0.38)	–	(0.38)	$ 15.28
Class R1
6/30/2017	$ 15.57	0.30	1.32	1.62	(0.33)	(0.47)	(0.80)	$ 16.39
6/30/2016	$ 14.84	0.28	1.23	1.51	(0.33)	(0.45)	(0.78)	$ 15.57
6/30/2015	$ 15.80	0.26	(0.33)	(0.07)	(0.32)	(0.57)	(0.89)	$ 14.84
6/30/2014	$ 13.79	0.52	2.08	2.60	(0.59)	–	(0.59)	$ 15.80
6/30/2013	$ 12.43	0.27	1.37	1.64	(0.28)	–	(0.28)	$ 13.79
Class R2
6/30/2017	$ 15.73	0.32	1.35	1.67	(0.36)	(0.47)	(0.83)	$ 16.57
6/30/2016	$ 14.98	0.33	1.24	1.57	(0.37)	(0.45)	(0.82)	$ 15.73
6/30/2015	$ 15.93	0.30	(0.33)	(0.03)	(0.35)	(0.57)	(0.92)	$ 14.98
6/30/2014	$ 13.94	0.65	1.97	2.62	(0.63)	–	(0.63)	$ 15.93
6/30/2013	$ 12.55	0.29	1.41	1.70	(0.31)	–	(0.31)	$ 13.94

(a)	Average share method used.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.
(c)	Expense ratios after reimbursements do not reflect acquired fund fees and expenses.
(d)	Portfolio turnover is not annualized for periods less than one year.

65

Total Return(b)	Net Assets, End of Period (000)	Ratio of Expenses Before Reimbursements to Average Net Assets	Ratio of Expenses After Reimbursements to Average Net Assets(c)	Ratio of Net Investment Income/(Loss) to Average Net Assets before Reimbursements	Ratio of Net Investment Income/(Loss) to Average Net Assets after Reimbursements	Portfolio Turnover Rate(d)

11.35%	$339,568	1.32%	1.00%	1.93%	2.24%	20%
11.03%	$336,775	1.32%	1.00%	2.10%	2.42%	12%
(0.11%)	$409,564	1.32%	1.00%	1.80%	2.11%	10%
19.76%	$521,226	1.31%	1.00%	3.67%	3.99%	6%
14.04%	$463,198	1.37%	1.00%	1.99%	2.36%	10%

10.51%	$87,142	2.07%	1.75%	1.18%	1.50%	20%
10.28%	$94,658	2.07%	1.75%	1.37%	1.69%	12%
(0.93%)	$91,504	2.07%	1.75%	1.06%	1.38%	10%
18.97%	$90,783	2.06%	1.75%	2.96%	3.27%	6%
13.14%	$79,194	2.12%	1.75%	1.27%	1.64%	10%

11.63%	$1,405,326	1.07%	0.75%	2.18%	2.50%	20%
11.37%	$1,504,654	1.07%	0.75%	2.37%	2.69%	12%
0.06%	$1,635,821	1.07%	0.75%	2.05%	2.37%	10%
20.13%	$1,906,742	1.06%	0.75%	3.90%	4.21%	6%
14.31%	$1,924,719	1.12%	0.75%	2.24%	2.61%	10%

10.81%	$496	1.57%	1.50%	1.85%	1.92%	20%
10.53%	$2,981	1.57%	1.50%	1.83%	1.90%	12%
(0.67%)	$4,552	1.57%	1.50%	1.56%	1.63%	10%
19.24%	$4,921	1.76%	1.50%	3.28%	3.54%	6%
13.35%	$3,965	1.86%	1.50%	1.67%	2.03%	10%

11.04%	$3,604	1.57%	1.25%	1.67%	1.98%	20%
10.84%	$3,664	1.57%	1.25%	1.88%	2.20%	12%
(0.41%)	$3,365	1.32%	1.25%	1.83%	1.90%	10%
19.16%	$3,237	1.50%	1.25%	4.10%	4.36%	6%
13.73%	$827	1.62%	1.25%	1.82%	2.19%	10%

66

Year End	Net Asset Value Beginning of Period	Net Investment Income/(Loss)(a)	Net Realized and Unrealized Gain/(Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value End of Period

Cullen Small Cap Value Fund
Retail
6/30/2017	$ 11.56	(0.04)	2.44	2.40	(0.00) (e)	(0.08)	(0.08)	$ 13.88
6/30/2016	$ 14.15	(0.01)	(2.26)	(2.27)	–	(0.32)	(0.32)	$ 11.56
6/30/2015	$ 17.37	(0.04)	(1.14)	(1.18)	–	(2.04)	(2.04)	$ 14.15
6/30/2014	$ 14.69	(0.07)	2.98	2.91	–	(0.23)	(0.23)	$ 17.37
6/30/2013	$ 12.55	(0.02)	2.44	2.42	(0.03)	(0.25)	(0.28)	$ 14.69
Class C
6/30/2017	$ 11.03	(0.14)	2.33	2.19	–	(0.08)	(0.08)	$ 13.14
6/30/2016	$ 13.62	(0.10)	(2.17)	(2.27)	–	(0.32)	(0.32)	$ 11.03
6/30/2015	$ 16.91	(0.14)	(1.11)	(1.25)	–	(2.04)	(2.04)	$ 13.62
6/30/2014	$ 14.41	(0.19)	2.92	2.73	–	(0.23)	(0.23)	$ 16.91
6/30/2013	$ 12.39	(0.13)	2.40	2.27	(0.00) (e)	(0.25)	(0.25)	$ 14.41
Class I
6/30/2017	$ 11.73	(0.01)	2.48	2.47	(0.01)	(0.08)	(0.09)	$ 14.11
6/30/2016	$ 14.32	0.02	(2.29)	(2.27)	–	(0.32)	(0.32)	$ 11.73
6/30/2015	$ 17.54	(0.00) (e)	(1.18)	(1.18)	–	(2.04)	(2.04)	$ 14.32
6/30/2014	$ 14.80	(0.03)	3.00	2.97	–	(0.23)	(0.23)	$ 17.54
6/30/2013	$ 12.63	0.01	2.44	2.45	(0.03)	(0.25)	(0.28)	$ 14.80
Cullen Value Fund
Retail
6/30/2017	$ 13.46	0.20	1.96	2.16	(0.22)	(0.10)	(0.32)	$ 15.30
6/30/2016	$ 13.82	0.13	0.11	0.24	(0.57)	(0.03)	(0.60)	$ 13.46
6/30/2015	$ 13.87	0.15	(0.04)	0.11	(0.16)	–	(0.16)	$ 13.82
6/30/2014	$ 11.26	0.14	2.78	2.92	(0.13)	(0.18)	(0.31)	$ 13.87
6/30/2013(f)	$ 10.00	0.10	1.25	1.35	(0.09)	–	(0.09)	$ 11.26
Class C
6/30/2017	$ 13.44	0.09	1.95	2.04	(0.10)	(0.10)	(0.20)	$ 15.28
6/30/2016	$ 13.79	0.03	0.12	0.15	(0.47)	(0.03)	(0.50)	$ 13.44
6/30/2015	$ 13.86	0.05	(0.07)	(0.02)	(0.05)	–	(0.05)	$ 13.79
6/30/2014	$ 11.25	0.04	2.79	2.83	(0.04)	(0.18)	(0.22)	$ 13.86
6/30/2013(f)	$ 10.00	0.04	1.25	1.29	(0.04)	–	(0.04)	$ 11.25
Class I
6/30/2017	$ 13.44	0.24	1.96	2.20	(0.25)	(0.10)	(0.35)	$ 15.29
6/30/2016	$ 13.80	0.16	0.11	0.27	(0.60)	(0.03)	(0.63)	$ 13.44
6/30/2015	$ 13.87	0.18	(0.06)	0.12	(0.19)	–	(0.19)	$ 13.80
6/30/2014	$ 11.26	0.17	2.79	2.96	(0.17)	(0.18)	(0.35)	$ 13.87
6/30/2013(f)	$ 10.00	0.13	1.25	1.38	(0.12)	–	(0.12)	$ 11.26

(a)	Average share method used.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.
(c)	Expense ratios after reimbursements do not reflect acquired fund fees and expenses.
(d)	Portfolio turnover is not annualized for periods less than one year.
(e)	Less than $0.01.
(f)	Commencement of operations was September 1, 2012.
(g)	Annualized.

67

Total Return(b)	Net Assets, End of Period (000)	Ratio of Expenses Before Reimbursements to Average Net Assets	Ratio of Expenses After Reimbursements to Average Net Assets(c)	Ratio of Net Investment Income/(Loss) to Average Net Assets before Reimbursements	Ratio of Net Investment Income/(Loss) to Average Net Assets after Reimbursements	Portfolio Turnover Rate(d)

20.81%	$471	6.05%	1.25%	(5.10% )	(0.30%)	85%
(16.15%)	$863	5.53%	1.25%	(4.37% )	(0.10%)	42%
(5.88%)	$1,094	4.33%	1.25%	(3.31% )	(0.23%)	37%
19.79%	$2,487	3.55%	1.25%	(2.72% )	(0.42%)	27%
19.59%	$2,601	4.52%	1.25%	(3.45% )	(0.18%)	85%

19.89%	$65	6.94%	2.00%	(6.02% )	(1.09%)	85%
(16.79%)	$75	6.29%	2.00%	(5.13% )	(0.84%)	42%
(6.49%)	$87	5.24%	2.00%	(4.25% )	(1.00%)	37%
18.92%	$117	4.29%	2.00%	(3.46% )	(1.16%)	27%
18.64%	$125	5.36%	2.00%	(4.31% )	(0.95%)	85%

21.11%	$3,314	5.88%	1.00%	(4.96% )	(0.08%)	85%
(15.96%)	$4,686	5.28%	1.00%	(4.13% )	0.15%	42%
(5.79%)	$5,621	4.26%	1.00%	(3.28% )	(0.02%)	37%
20.05%	$7,126	3.27%	1.00%	(2.43% )	(0.16%)	27%
19.79%	$5,817	4.23%	1.00%	(3.12% )	0.11%	85%

16.19%	$595	1.99%	1.00%	0.43%	1.42%	18%
2.02%	$814	2.19%	1.00%	(0.20% )	0.99%	3%
0.77%	$914	2.10%	1.00%	(0.04% )	1.06%	11%
26.17%	$1,051	1.98%	1.00%	0.11%	1.09%	8%
13.58%	$177	2.78% (g)	1.00% (g)	(0.65% )(g)	1.13% (g)	16%

15.30%	$445	2.74%	1.75%	(0.33% )	0.66%	18%
1.29%	$401	2.96%	1.75%	(0.97% )	0.24%	3%
(0.12%)	$322	2.86%	1.75%	(0.77% )	0.34%	11%
25.31%	$267	2.86%	1.75%	(0.75% )	0.35%	8%
12.88%	$262	3.48% (g)	1.75% (g)	(1.33% )(g)	0.41% (g)	16%

16.53%	$31,968	1.74%	0.75%	0.68%	1.67%	18%
2.25%	$29,327	1.95%	0.75%	0.04%	1.24%	3%
0.88%	$28,296	1.86%	0.75%	0.23%	1.34%	11%
26.53%	$27,373	1.84%	0.75%	0.26%	1.35%	8%
13.89%	$21,797	2.36% (g)	0.75% (g)	(0.08% )(g)	1.53% (g)	16%

68

Year End	Net Asset Value Beginning of Period	Net Investment Income/(Loss)(a)	Net Realized and Unrealized Gain/(Loss) on Investments	Total from Investment Operations	Distributions from Net Investment Income	Distributions from Net Realized Capital Gains	Total Distributions	Net Asset Value End of Period

Cullen Emerging Markets High Dividend Fund
Retail
6/30/2017	$ 9.44	0.29	1.28	1.57	(0.34)	–	(0.34)	$ 10.67
6/30/2016	$ 10.87	0.28	(1.32)	(1.04)	(0.39)	–	(0.39)	$ 9.44
6/30/2015	$ 11.57	0.22	(0.60)	(0.38)	(0.32)	–	(0.32)	$ 10.87
6/30/2014	$ 10.55	0.24	1.00	1.24	(0.22)	–	(0.22)	$ 11.57
6/30/2013(e)	$ 10.00	0.23	0.43	0.66	(0.11)	(0.00)(f)	(0.11)	$ 10.55
Class C
6/30/2017	$ 9.37	0.19	1.29	1.48	(0.28)	–	(0.28)	$ 10.57
6/30/2016	$ 10.80	0.20	(1.30)	(1.10)	(0.33)	–	(0.33)	$ 9.37
6/30/2015	$ 11.51	0.15	(0.60)	(0.45)	(0.26)	–	(0.26)	$ 10.80
6/30/2014	$ 10.52	0.15	0.99	1.14	(0.15)	–	(0.15)	$ 11.51
6/30/2013(e)	$ 10.00	0.16	0.43	0.59	(0.07)	(0.00)(f)	(0.07)	$ 10.52
Class I
6/30/2017	$ 9.50	0.32	1.27	1.59	(0.36)	–	(0.36)	$ 10.73
6/30/2016	$ 10.91	0.31	(1.31)	(1.00)	(0.41)	–	(0.41)	$ 9.50
6/30/2015	$ 11.60	0.27	(0.62)	(0.35)	(0.34)	–	(0.34)	$ 10.91
6/30/2014	$ 10.57	0.28	0.99	1.27	(0.24)	–	(0.24)	$ 11.60
6/30/2013(e)	$ 10.00	0.20	0.48	0.68	(0.11)	(0.00)(f)	(0.11)	$ 10.57
Cullen Enhanced Equity Income Fund
Retail
6/30/2017	$ 10.48	0.25	0.81	1.06	(0.28)	(0.60)	(0.88)	$ 10.66
6/30/2016(h)	$ 10.00	0.16	0.50	0.66	(0.18)	–	(0.18)	$ 10.48
Class C
6/30/2017	$ 10.52	0.16	0.81	0.97	(0.26)	(0.56)	(0.82)	$ 10.67
6/30/2016(h)	$ 10.00	0.13	0.50	0.63	(0.11)	–	(0.11)	$ 10.52
Class I
6/30/2017	$ 10.52	0.28	0.80	1.08	(0.28)	(0.62)	(0.90)	$ 10.70
6/30/2016(h)	$ 10.00	0.18	0.50	0.68	(0.16)	–	(0.16)	$ 10.52

(a)	Average share method used.
(b)	Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return calculated for a period of less than one year is not annualized. Total return would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.
(c)	Expense ratios after reimbursements do not reflect acquired fund fees and expenses.
(d)	Portfolio turnover is not annualized for periods less than one year.
(e)	Commencement of operations was September 1, 2012.
(f)	Less than $0.01.
(g)	Annualized.
(h)	Commencement of operations was December 15, 2015.

69

Total Return(b)	Net Assets, End of Period (000)	Ratio of Expenses Before Reimbursements to Average Net Assets	Ratio of Expenses After Reimbursements to Average Net Assets(c)	Ratio of Net Investment Income/(Loss) to Average Net Assets before Reimbursements	Ratio of Net Investment Income/(Loss) to Average Net Assets after Reimbursements	Portfolio Turnover Rate(d)

16.96%	$16,755	1.57%	1.25%	2.58%	2.89%	52%
(9.34%)	$12,496	1.60%	1.25%	2.68%	3.03%	69%
(3.26%)	$24,781	1.59%	1.25%	1.66%	2.00%	64%
11.84%	$24,666	1.89%	1.25%	1.55%	2.19%	60%
6.61%	$5,288	5.12% (g)	1.25% (g)	(1.35% )(g)	2.52% (g)	37%

16.02%	$2,999	2.31%	2.00%	1.67%	1.98%	52%
(9.95%)	$3,165	2.35%	2.00%	1.84%	2.20%	69%
(3.93%)	$4,696	2.34%	2.00%	0.97%	1.32%	64%
10.89%	$4,376	2.71%	2.00%	0.71%	1.41%	60%
5.93%	$3,211	6.15% (g)	2.00% (g)	(2.37% )(g)	1.78% (g)	37%

17.14%	$304,710	1.32%	1.00%	2.84%	3.16%	52%
(8.91%)	$209,368	1.36%	1.00%	2.93%	3.30%	69%
(2.98%)	$150,405	1.35%	1.00%	2.09%	2.43%	64%
12.11%	$58,653	1.64%	1.00%	1.96%	2.59%	60%
6.83%	$8,651	6.80% (g)	1.00% (g)	(3.55% )(g)	2.25% (g)	37%

10.59%	$1,932	3.83%	1.00%	(0.51% )	2.32%	154%
6.69%	$581	7.62% (g)	1.00% (g)	(3.86% )(g)	2.76% (g)	86%

9.66%	$2,540	4.57%	1.75%	(1.29% )	1.53%	154%
6.31%	$533	8.56% (g)	1.75% (g)	(4.39% )(g)	2.42% (g)	86%

10.79%	$20,080	3.50%	0.75%	(0.16% )	2.59%	154%
6.88%	$4,275	7.56% (g)	0.75% (g)	(3.39% )(g)	3.42% (g)	86%

70

INVESTMENT ADVISER
Cullen Capital Management LLC
New York, New York

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
Denver, Colorado

LEGAL COUNSEL
Sidley Austin LLP
New York, New York

FUND ADMINISTRATOR AND DIVIDEND DISBURSING AGENT
ALPS Fund Services, Inc.
Denver, Colorado

CUSTODIAN

State Street Bank and Trust Company

Boston, Massachusetts

TRANSFER AGENT
ALPS Fund Services, Inc.
Denver, Colorado

DISTRIBUTOR
ALPS Distributors, Inc.
Denver, Colorado

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PRIVACY NOTICE

The Funds collect non-public information about you from the following sources:

•	Information we receive about you on applications or other forms;
•	Information you give us orally; and
•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as required by law or in response to inquiries from governmental authorities. We restrict access to your personal and account information to those employees who need to know that information to provide products and services to you. We also may disclose that information to unaffiliated third parties (such as to administrators, brokers or custodians) only as permitted by law and only as needed for us to provide agreed services to you. We maintain physical, electronic and procedural safeguards to guard your non-public personal information.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

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FOR MORE INFORMATION

You can find more information about the Funds in the following documents:

Statement of Additional Information (SAI)

The SAI contains details about investments and techniques of the Funds and certain other additional information. A current SAI is on file with the SEC and is incorporated into this prospectus by reference. This means that the SAI is legally considered a part of this prospectus even though it is not physically contained within this prospectus.

Annual and Semi-Annual Reports

Additional information about the Funds’ investments is available in each Fund’s annual and semi-annual reports to shareholders. The Funds’ annual and semi-annual reports provide the most recent financial reports as well as portfolio listings. The annual reports contain a discussion of the market conditions and investment strategies that significantly affected the Funds’ performance during the Funds’ last fiscal year.

You can obtain a free copy of these documents, request other information or make shareholder inquiries about the Funds by calling the Funds toll-free at 1-877-485-8586 or by writing to:

Cullen Funds
P.O. Box 13584
Denver, CO 80203

You may also obtain a free copy of these documents on the Funds’ website at http://www.cullenfunds.com.

You may write to the SEC Public Reference Room at the regular mailing address or the e-mail address below and ask the SEC to mail you information about the Funds, including the SAI. The SEC will charge you a fee for this duplicating service. You can also visit the SEC Public Reference Room and copy documents while you are there. For more information about the operation of the Public Reference Room, call the SEC at the telephone number below.

Public Reference Section
Securities and Exchange Commission
Washington, D.C. 20549-1520
publicinfo@sec.gov
(202) 551-8090

Reports and other information about the Funds are also available on the EDGAR Database on the SEC’s Internet site at http://www.sec.gov.

1940 Act File No. 811-9871

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